Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust II
Entity Central Index Key	0000710826
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017775
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the 12-month period ended December 31, 2025 despite delivering double-digit absolute returns. International equities delivered an astonishing return in 2025, largely driven by a decisive rotation into value stocks. Trade policy volatility, monetary easing across multiple regions, and enthusiasm around artificial intelligence ("AI") drove sharp reversals in market leadership throughout the year. The Portfolio fundamentals remained superior to the Index at period-end.

Top Contributors:

  The Portfolio’s overweight in Communication Services and stock selection in this area provided positive contributions.

  Overweight positions in Samsung Electronics (South Korea) and DSV (Denmark).

Top Detractors:

  Stock selection within Europe and Developed Asia was the largest detractor from performance and could not be offset by strength in Emerging Markets.

  At the sector level, underweights in Financials and Industrials (including Defense) were the largest detractors. In Information Technology, broad sector strength driven by AI meant selectivity did not add value.

  Overweight positions in MercadoLibre (Brazil) and Tencent Music Entertainment (China).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $20,842	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$10,538	$10,450
12/2017	$14,242	$13,291
12/2018	$11,819	$11,404
12/2019	$15,698	$13,857
12/2020	$19,870	$15,334
12/2021	$19,720	$16,533
12/2022	$14,080	$13,887
12/2023	$16,697	$16,056
12/2024	$17,468	$16,945
12/2025	$20,842	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class A	19.31%	0.96%	7.62%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,352,673,720
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,456,655
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,352,673,720
# of Portfolio Investments	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,456,655

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	6.0
Health Care	6.9
Materials	7.6
Communication Services	8.6
Consumer Discretionary	13.2
Industrials	16.6
Financials	18.4
Information Technology	22.0

Top 10 Countries

Value	Value
South Korea	4.8
Italy	5.4
Netherlands	5.4
France	5.4
Denmark	5.6
Germany	6.3
Taiwan	6.7
United States	6.9
China	10.0
Japan	12.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	6.0
Tencent Holdings Ltd.	4.1
Samsung Electronics Co. Ltd.	4.0
MercadoLibre, Inc.	3.0
Ryanair Holdings PLC	2.6
DSV AS	2.5
Danone SA	2.1
Deutsche Boerse AG	2.0
Roche Holding AG	2.0
Rio Tinto PLC	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017776
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the 12-month period ended December 31, 2025 despite delivering double-digit absolute returns. International equities delivered an astonishing return in 2025, largely driven by a decisive rotation into value stocks. Trade policy volatility, monetary easing across multiple regions, and enthusiasm around artificial intelligence ("AI") drove sharp reversals in market leadership throughout the year. The Portfolio fundamentals remained superior to the Index at period-end.

Top Contributors:

  The Portfolio’s overweight in Communication Services and stock selection in this area provided positive contributions.

  Overweight positions in Samsung Electronics (South Korea) and DSV (Denmark).

Top Detractors:

  Stock selection within Europe and Developed Asia was the largest detractor from performance and could not be offset by strength in Emerging Markets.

  At the sector level, underweights in Financials and Industrials (including Defense) were the largest detractors. In Information Technology, broad sector strength driven by AI meant selectivity did not add value.

  Overweight positions in MercadoLibre (Brazil) and Tencent Music Entertainment (China).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,315	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$10,505	$10,450
12/2017	$14,170	$13,291
12/2018	$11,734	$11,404
12/2019	$15,537	$13,857
12/2020	$19,617	$15,334
12/2021	$19,421	$16,533
12/2022	$13,825	$13,887
12/2023	$16,364	$16,056
12/2024	$17,077	$16,945
12/2025	$20,315	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class B	18.96%	0.70%	7.34%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,352,673,720
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,456,655
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,352,673,720
# of Portfolio Investments	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,456,655

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	6.0
Health Care	6.9
Materials	7.6
Communication Services	8.6
Consumer Discretionary	13.2
Industrials	16.6
Financials	18.4
Information Technology	22.0

Top 10 Countries

Value	Value
South Korea	4.8
Italy	5.4
Netherlands	5.4
France	5.4
Denmark	5.6
Germany	6.3
Taiwan	6.7
United States	6.9
China	10.0
Japan	12.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	6.0
Tencent Holdings Ltd.	4.1
Samsung Electronics Co. Ltd.	4.0
MercadoLibre, Inc.	3.0
Ryanair Holdings PLC	2.6
DSV AS	2.5
Danone SA	2.1
Deutsche Boerse AG	2.0
Roche Holding AG	2.0
Rio Tinto PLC	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017777
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the 12-month period ended December 31, 2025 despite delivering double-digit absolute returns. International equities delivered an astonishing return in 2025, largely driven by a decisive rotation into value stocks. Trade policy volatility, monetary easing across multiple regions, and enthusiasm around artificial intelligence ("AI") drove sharp reversals in market leadership throughout the year. The Portfolio fundamentals remained superior to the Index at period-end.

Top Contributors:

  The Portfolio’s overweight in Communication Services and stock selection in this area provided positive contributions.

  Overweight positions in Samsung Electronics (South Korea) and DSV (Denmark).

Top Detractors:

  Stock selection within Europe and Developed Asia was the largest detractor from performance and could not be offset by strength in Emerging Markets.

  At the sector level, underweights in Financials and Industrials (including Defense) were the largest detractors. In Information Technology, broad sector strength driven by AI meant selectivity did not add value.

  Overweight positions in MercadoLibre (Brazil) and Tencent Music Entertainment (China).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $20,521	MSCI All Country World ex-U.S. Index $22,432
12/2015	$10,000	$10,000
12/2016	$10,524	$10,450
12/2017	$14,199	$13,291
12/2018	$11,772	$11,404
12/2019	$15,605	$13,857
12/2020	$19,719	$15,334
12/2021	$19,541	$16,533
12/2022	$13,925	$13,887
12/2023	$16,496	$16,056
12/2024	$17,225	$16,945
12/2025	$20,521	$22,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class E	19.13%	0.80%	7.45%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,352,673,720
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,456,655
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,352,673,720
# of Portfolio Investments	96
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$9,456,655

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	6.0
Health Care	6.9
Materials	7.6
Communication Services	8.6
Consumer Discretionary	13.2
Industrials	16.6
Financials	18.4
Information Technology	22.0

Top 10 Countries

Value	Value
South Korea	4.8
Italy	5.4
Netherlands	5.4
France	5.4
Denmark	5.6
Germany	6.3
Taiwan	6.7
United States	6.9
China	10.0
Japan	12.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	6.0
Tencent Holdings Ltd.	4.1
Samsung Electronics Co. Ltd.	4.0
MercadoLibre, Inc.	3.0
Ryanair Holdings PLC	2.6
DSV AS	2.5
Danone SA	2.1
Deutsche Boerse AG	2.0
Roche Holding AG	2.0
Rio Tinto PLC	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017802
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index during the 12-month period ending December 31, 2025. The approach throughout the year was to focus on taking advantage of attractive, high quality yields, while tactically adding into weakness in spread sectors. Economic growth generally surprised to the upside, providing a positive environment for spread sectors across fixed income to perform well, despite spread levels in certain sectors being extremely tight. From a positioning perspective over the period, we traded long-spread risk structurally and were dynamic in our duration positioning.

Top Contributors:

  The most notable contributor to performance was the allocation to Securitized Assets as spreads continued to move tighter.

  The Portfolio's tactical allocation to U.S. High Yield credit and security selection in U.S. Investment Grade credit also contributed to performance. While the Portfolio generally traded from the underweight side in U.S. Investment Grade credit given tight spread levels, security selection was a strong contributor to performance, primarily driven by a preference for banks, utilities and energy.

  The Portfolio's overweight to Agency Mortgage-Backed Securities contributed to performance over the period. Mortgages had a strong year, given compelling valuations, lower rate volatility and strong technicals.

Top Detractors:

  The largest detractor from performance was the Portfolio's U.S. Duration positioning. The Portfolio generally traded overweight duration but was early to the steepening trade over the first half of the year, which detracted from returns. Over the second half of the year, the Portfolio saw negative performance as volatility driven by hawkish communication by the U.S. Federal Reserve and macro data releases pushed rates lower at a time when the Portfolio was underweight the 10-year segment of the yield curve.

  The Portfolio's non-U.S. interest rate positioning was also a detractor over the year. Over the fourth quarter, we held a long position in the belly of the Australian rate curve, which detracted as rates in Australia sold off driven by fears of inflation reaccelerating in the region.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,647	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,312	$10,265
12/2017	$10,735	$10,628
12/2018	$10,697	$10,630
12/2019	$11,748	$11,556
12/2020	$12,758	$12,424
12/2021	$12,702	$12,232
12/2022	$10,906	$10,641
12/2023	$11,542	$11,229
12/2024	$11,716	$11,369
12/2025	$12,647	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class A	7.95%	(0.17%)	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,555,302,108
Holdings Count | Holding	3,232
Advisory Fees Paid, Amount	$ 8,740,570
InvestmentCompanyPortfolioTurnover	438.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,555,302,108
# of Portfolio Investments	3,232
Portfolio Turnover Rate	438%
Total Advisory Fees Paid	$8,740,570

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Bonds	0.1
Common Stocks	0.2
Preferred Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	1.1
Foreign Government	2.5
Non-Agency Mortgage-Backed Securities	10.5
Asset-Backed Securities	12.0
U.S. Treasury & Government Agencies	20.1
Corporate Bonds & Notes	28.0
Agency Sponsored Mortgage-Backed Securities	40.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	14.6
U.S. Treasury Notes	12.5
Federal National Mortgage Association	10.0
Federal Home Loan Mortgage Corp.	7.5
U.S. Treasury Bonds	6.5
Government National Mortgage Association	3.2
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.2
JPMorgan Chase & Co.	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017803
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index during the 12-month period ending December 31, 2025. The approach throughout the year was to focus on taking advantage of attractive, high quality yields, while tactically adding into weakness in spread sectors. Economic growth generally surprised to the upside, providing a positive environment for spread sectors across fixed income to perform well, despite spread levels in certain sectors being extremely tight. From a positioning perspective over the period, we traded long-spread risk structurally and were dynamic in our duration positioning.

Top Contributors:

  The most notable contributor to performance was the allocation to Securitized Assets as spreads continued to move tighter.

  The Portfolio's tactical allocation to U.S. High Yield credit and security selection in U.S. Investment Grade credit also contributed to performance. While the Portfolio generally traded from the underweight side in U.S. Investment Grade credit given tight spread levels, security selection was a strong contributor to performance, primarily driven by a preference for banks, utilities and energy.

  The Portfolio's overweight to Agency Mortgage-Backed Securities contributed to performance over the period. Mortgages had a strong year, given compelling valuations, lower rate volatility and strong technicals.

Top Detractors:

  The largest detractor from performance was the Portfolio's U.S. Duration positioning. The Portfolio generally traded overweight duration but was early to the steepening trade over the first half of the year, which detracted from returns. Over the second half of the year, the Portfolio saw negative performance as volatility driven by hawkish communication by the U.S. Federal Reserve and macro data releases pushed rates lower at a time when the Portfolio was underweight the 10-year segment of the yield curve.

  The Portfolio's non-U.S. interest rate positioning was also a detractor over the year. Over the fourth quarter, we held a long position in the belly of the Australian rate curve, which detracted as rates in Australia sold off driven by fears of inflation reaccelerating in the region.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,335	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,286	$10,265
12/2017	$10,682	$10,628
12/2018	$10,617	$10,630
12/2019	$11,631	$11,556
12/2020	$12,600	$12,424
12/2021	$12,513	$12,232
12/2022	$10,716	$10,641
12/2023	$11,315	$11,229
12/2024	$11,455	$11,369
12/2025	$12,335	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class B	7.68%	(0.42%)	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,555,302,108
Holdings Count | Holding	3,232
Advisory Fees Paid, Amount	$ 8,740,570
InvestmentCompanyPortfolioTurnover	438.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,555,302,108
# of Portfolio Investments	3,232
Portfolio Turnover Rate	438%
Total Advisory Fees Paid	$8,740,570

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Bonds	0.1
Common Stocks	0.2
Preferred Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	1.1
Foreign Government	2.5
Non-Agency Mortgage-Backed Securities	10.5
Asset-Backed Securities	12.0
U.S. Treasury & Government Agencies	20.1
Corporate Bonds & Notes	28.0
Agency Sponsored Mortgage-Backed Securities	40.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	14.6
U.S. Treasury Notes	12.5
Federal National Mortgage Association	10.0
Federal Home Loan Mortgage Corp.	7.5
U.S. Treasury Bonds	6.5
Government National Mortgage Association	3.2
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.2
JPMorgan Chase & Co.	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017804
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index during the 12-month period ending December 31, 2025. The approach throughout the year was to focus on taking advantage of attractive, high quality yields, while tactically adding into weakness in spread sectors. Economic growth generally surprised to the upside, providing a positive environment for spread sectors across fixed income to perform well, despite spread levels in certain sectors being extremely tight. From a positioning perspective over the period, we traded long-spread risk structurally and were dynamic in our duration positioning.

Top Contributors:

  The most notable contributor to performance was the allocation to Securitized Assets as spreads continued to move tighter.

  The Portfolio's tactical allocation to U.S. High Yield credit and security selection in U.S. Investment Grade credit also contributed to performance. While the Portfolio generally traded from the underweight side in U.S. Investment Grade credit given tight spread levels, security selection was a strong contributor to performance, primarily driven by a preference for banks, utilities and energy.

  The Portfolio's overweight to Agency Mortgage-Backed Securities contributed to performance over the period. Mortgages had a strong year, given compelling valuations, lower rate volatility and strong technicals.

Top Detractors:

  The largest detractor from performance was the Portfolio's U.S. Duration positioning. The Portfolio generally traded overweight duration but was early to the steepening trade over the first half of the year, which detracted from returns. Over the second half of the year, the Portfolio saw negative performance as volatility driven by hawkish communication by the U.S. Federal Reserve and macro data releases pushed rates lower at a time when the Portfolio was underweight the 10-year segment of the yield curve.

  The Portfolio's non-U.S. interest rate positioning was also a detractor over the year. Over the fourth quarter, we held a long position in the belly of the Australian rate curve, which detracted as rates in Australia sold off driven by fears of inflation reaccelerating in the region.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $12,459	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,298	$10,265
12/2017	$10,704	$10,628
12/2018	$10,648	$10,630
12/2019	$11,677	$11,556
12/2020	$12,663	$12,424
12/2021	$12,588	$12,232
12/2022	$10,792	$10,641
12/2023	$11,405	$11,229
12/2024	$11,559	$11,369
12/2025	$12,459	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class E	7.79%	(0.32%)	2.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,555,302,108
Holdings Count | Holding	3,232
Advisory Fees Paid, Amount	$ 8,740,570
InvestmentCompanyPortfolioTurnover	438.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,555,302,108
# of Portfolio Investments	3,232
Portfolio Turnover Rate	438%
Total Advisory Fees Paid	$8,740,570

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Bonds	0.1
Common Stocks	0.2
Preferred Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	1.1
Foreign Government	2.5
Non-Agency Mortgage-Backed Securities	10.5
Asset-Backed Securities	12.0
U.S. Treasury & Government Agencies	20.1
Corporate Bonds & Notes	28.0
Agency Sponsored Mortgage-Backed Securities	40.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	14.6
U.S. Treasury Notes	12.5
Federal National Mortgage Association	10.0
Federal Home Loan Mortgage Corp.	7.5
U.S. Treasury Bonds	6.5
Government National Mortgage Association	3.2
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.2
JPMorgan Chase & Co.	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017861
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. The primary detractors to relative performance were stock selection in Communication Services, Industrials, and Health Care. Conversely, stock selection in Information Technology, along with positioning in Consumer Staples and Industrials, contributed to returns.

Top Contributors:

  The largest contributor to relative performance was selection in the Software industry. Notably, an off-benchmark position in Databricks and an overweight position in AppLovin.

  Within the Semiconductors & Semiconductor Equipment industries, an active overweight to Broadcom and an off-benchmark position in Taiwan Semiconductor Manufacturing Company also contributed to performance. Both companies rallied during 2025 as surging artificial intelligence ("AI")-driven demand drove robust revenue growth and margin expansion.

  The Portfolio's underweight to the Consumer Staples sector contributed to performance. Defensive sectors, like Consumer Staples, underperformed during the year as market sentiment and investors favored risk-on, growth-oriented stocks amid strong economic momentum, easing inflation expectations, and AI-related growth.

  The Portfolio's underweight exposure to the Industrials sector was also additive to performance.

Top Detractors:

  The largest detractor to relative performance was stock selection in the Communication Services sector, driven by an active underweight position in Alphabet and an off-benchmark position in Charter Communications.

  Stock selection in the Industrials sector detracted from relative returns. Most notably, an overweight position in Axon Enterprise hurt performance.

  Stock selection in Financials also hurt performance, driven by an active overweight position in KKR & Co. Alternative asset managers, in general, lagged in 2025 due to slower monetization and pressured valuations amid a challenging macroeconomic and interest rate environment.

  Within Information Technology, the Portfolio's active underweight exposure to Oracle and active overweight exposure to Intuit each hurt relative performance for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $43,366	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,009	$11,274	$10,708
12/2017	$13,404	$13,656	$13,943
12/2018	$13,729	$12,940	$13,732
12/2019	$18,240	$16,954	$18,729
12/2020	$25,657	$20,495	$25,938
12/2021	$31,096	$25,754	$33,096
12/2022	$19,401	$20,808	$23,453
12/2023	$29,026	$26,209	$33,462
12/2024	$38,312	$32,448	$44,623
12/2025	$43,366	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class A	13.19%	11.07%	15.80%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,804,390,794
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,426,440
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,804,390,794
# of Portfolio Investments	41
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$9,426,440

Holdings [Text Block]

Top Sectors

Value	Value
Energy	0.5
Materials	0.5
Consumer Staples	0.9
Financials	3.9
Industrials	6.2
Health Care	7.8
Consumer Discretionary	11.3
Communication Services	12.1
Information Technology	55.9

Top Countries

Value	Value
China	0.7
Canada	1.1
United States	97.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.8
Microsoft Corp.	8.8
Amazon.com, Inc.	8.1
Apple, Inc.	5.9
Meta Platforms, Inc.	5.1
Alphabet, Inc.	5.0
Broadcom, Inc.	4.8
Eli Lilly & Co.	4.6
Databricks, Inc.	3.3
Tesla, Inc.	3.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017862
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. The primary detractors to relative performance were stock selection in Communication Services, Industrials, and Health Care. Conversely, stock selection in Information Technology, along with positioning in Consumer Staples and Industrials, contributed to returns.

Top Contributors:

  The largest contributor to relative performance was selection in the Software industry. Notably, an off-benchmark position in Databricks and an overweight position in AppLovin.

  Within the Semiconductors & Semiconductor Equipment industries, an active overweight to Broadcom and an off-benchmark position in Taiwan Semiconductor Manufacturing Company also contributed to performance. Both companies rallied during 2025 as surging artificial intelligence ("AI")-driven demand drove robust revenue growth and margin expansion.

  The Portfolio's underweight to the Consumer Staples sector contributed to performance. Defensive sectors, like Consumer Staples, underperformed during the year as market sentiment and investors favored risk-on, growth-oriented stocks amid strong economic momentum, easing inflation expectations, and AI-related growth.

  The Portfolio's underweight exposure to the Industrials sector was also additive to performance.

Top Detractors:

  The largest detractor to relative performance was stock selection in the Communication Services sector, driven by an active underweight position in Alphabet and an off-benchmark position in Charter Communications.

  Stock selection in the Industrials sector detracted from relative returns. Most notably, an overweight position in Axon Enterprise hurt performance.

  Stock selection in Financials also hurt performance, driven by an active overweight position in KKR & Co. Alternative asset managers, in general, lagged in 2025 due to slower monetization and pressured valuations amid a challenging macroeconomic and interest rate environment.

  Within Information Technology, the Portfolio's active underweight exposure to Oracle and active overweight exposure to Intuit each hurt relative performance for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $42,292	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,985	$11,274	$10,708
12/2017	$13,337	$13,656	$13,943
12/2018	$13,627	$12,940	$13,732
12/2019	$18,058	$16,954	$18,729
12/2020	$25,338	$20,495	$25,938
12/2021	$30,629	$25,754	$33,096
12/2022	$19,065	$20,808	$23,453
12/2023	$28,450	$26,209	$33,462
12/2024	$37,456	$32,448	$44,623
12/2025	$42,292	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class B	12.91%	10.79%	15.51%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,804,390,794
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,426,440
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,804,390,794
# of Portfolio Investments	41
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$9,426,440

Holdings [Text Block]

Top Sectors

Value	Value
Energy	0.5
Materials	0.5
Consumer Staples	0.9
Financials	3.9
Industrials	6.2
Health Care	7.8
Consumer Discretionary	11.3
Communication Services	12.1
Information Technology	55.9

Top Countries

Value	Value
China	0.7
Canada	1.1
United States	97.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.8
Microsoft Corp.	8.8
Amazon.com, Inc.	8.1
Apple, Inc.	5.9
Meta Platforms, Inc.	5.1
Alphabet, Inc.	5.0
Broadcom, Inc.	4.8
Eli Lilly & Co.	4.6
Databricks, Inc.	3.3
Tesla, Inc.	3.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017863
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. The primary detractors to relative performance were stock selection in Communication Services, Industrials, and Health Care. Conversely, stock selection in Information Technology, along with positioning in Consumer Staples and Industrials, contributed to returns.

Top Contributors:

  The largest contributor to relative performance was selection in the Software industry. Notably, an off-benchmark position in Databricks and an overweight position in AppLovin.

  Within the Semiconductors & Semiconductor Equipment industries, an active overweight to Broadcom and an off-benchmark position in Taiwan Semiconductor Manufacturing Company also contributed to performance. Both companies rallied during 2025 as surging artificial intelligence ("AI")-driven demand drove robust revenue growth and margin expansion.

  The Portfolio's underweight to the Consumer Staples sector contributed to performance. Defensive sectors, like Consumer Staples, underperformed during the year as market sentiment and investors favored risk-on, growth-oriented stocks amid strong economic momentum, easing inflation expectations, and AI-related growth.

  The Portfolio's underweight exposure to the Industrials sector was also additive to performance.

Top Detractors:

  The largest detractor to relative performance was stock selection in the Communication Services sector, driven by an active underweight position in Alphabet and an off-benchmark position in Charter Communications.

  Stock selection in the Industrials sector detracted from relative returns. Most notably, an overweight position in Axon Enterprise hurt performance.

  Stock selection in Financials also hurt performance, driven by an active overweight position in KKR & Co. Alternative asset managers, in general, lagged in 2025 due to slower monetization and pressured valuations amid a challenging macroeconomic and interest rate environment.

  Within Information Technology, the Portfolio's active underweight exposure to Oracle and active overweight exposure to Intuit each hurt relative performance for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $42,722	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,994	$11,274	$10,708
12/2017	$13,365	$13,656	$13,943
12/2018	$13,668	$12,940	$13,732
12/2019	$18,132	$16,954	$18,729
12/2020	$25,463	$20,495	$25,938
12/2021	$30,815	$25,754	$33,096
12/2022	$19,205	$20,808	$23,453
12/2023	$28,679	$26,209	$33,462
12/2024	$37,801	$32,448	$44,623
12/2025	$42,722	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class E	13.02%	10.90%	15.63%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,804,390,794
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 9,426,440
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,804,390,794
# of Portfolio Investments	41
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$9,426,440

Holdings [Text Block]

Top Sectors

Value	Value
Energy	0.5
Materials	0.5
Consumer Staples	0.9
Financials	3.9
Industrials	6.2
Health Care	7.8
Consumer Discretionary	11.3
Communication Services	12.1
Information Technology	55.9

Top Countries

Value	Value
China	0.7
Canada	1.1
United States	97.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.8
Microsoft Corp.	8.8
Amazon.com, Inc.	8.1
Apple, Inc.	5.9
Meta Platforms, Inc.	5.1
Alphabet, Inc.	5.0
Broadcom, Inc.	4.8
Eli Lilly & Co.	4.6
Databricks, Inc.	3.3
Tesla, Inc.	3.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017864
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the ICE/BofA 3-Month U.S. T-Bill Index during the twelve-month period ending December 31, 2025. Fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.54%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.37% over Secured Overnight Financing Rate ("SOFR"). During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.29%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.40% over SOFR.

Top Contributors:

  Allocations to floating rate securities over the course of early to mid-2025 allowed the Portfolio to capture a higher current yield than what would be realized by buying into an inverted interest rate curve, as we believed that market pricing reflected an overly aggressive rate cut path.

  The allocation to floating rate instruments increased to 18.9% and was comprised of securities indexed to SOFR. These contributed 0.77% to gross yield.

  The Portfolio’s allocation to repurchase agreements benefitted from elevated SOFR levels relative to other overnight investments.

Top Detractors:

  Excess liquidity held in the Portfolio proved to be a marginal drag on performance.

  Fixed rate investments added to the Portfolio immediately following "Liberation Day", the Trump administration's announcement of sweeping trade restrictions in April 2025, underperformed as the deeply inverted interest rate curve at the time was relatively short-lived. As tariff concerns ebbed, the curve flattened.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,308	Bloomberg U.S. Aggregate Bond Index $12,199	ICE/BofA 3-Month U.S. T-Bill Index $12,405
12/2015	$10,000	$10,000	$10,000
12/2016	$10,035	$10,265	$10,033
12/2017	$10,124	$10,628	$10,119
12/2018	$10,307	$10,630	$10,308
12/2019	$10,526	$11,556	$10,543
12/2020	$10,572	$12,424	$10,614
12/2021	$10,551	$12,232	$10,619
12/2022	$10,703	$10,641	$10,773
12/2023	$11,244	$11,229	$11,314
12/2024	$11,818	$11,369	$11,908
12/2025	$12,308	$12,199	$12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class A	4.15%	3.09%	2.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
ICE/BofA 3-Month U.S. T-Bill Index	4.18%	3.17%	2.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 756,305,102
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,503,923
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$756,305,102
# of Portfolio Investments	159
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,503,923

Holdings [Text Block]

Asset Allocation

Value	Value
Time Deposits	0.9
Certificate of Deposit	22.1
Repurchase Agreements	28.8
Commercial Paper	47.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	13.2
TD Securities (USA) LLC	12.3
Landesbank Baden-Wuerttemberg	4.4
BofA Securities, Inc.	4.0
Macquarie Bank Ltd.	3.1
Royal Bank of Canada	3.1
Nordea Bank Abp	3.0
Canadian Imperial Bank of Commerce	2.8
Westpac Banking Corp.	2.4
Svenska Handelsbanken AB	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017865
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the ICE/BofA 3-Month U.S. T-Bill Index during the twelve-month period ending December 31, 2025. Fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.54%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.37% over Secured Overnight Financing Rate ("SOFR"). During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.29%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.40% over SOFR.

Top Contributors:

  Allocations to floating rate securities over the course of early to mid-2025 allowed the Portfolio to capture a higher current yield than what would be realized by buying into an inverted interest rate curve, as we believed that market pricing reflected an overly aggressive rate cut path.

  The allocation to floating rate instruments increased to 18.9% and was comprised of securities indexed to SOFR. These contributed 0.77% to gross yield.

  The Portfolio’s allocation to repurchase agreements benefitted from elevated SOFR levels relative to other overnight investments.

Top Detractors:

  Excess liquidity held in the Portfolio proved to be a marginal drag on performance.

  Fixed rate investments added to the Portfolio immediately following "Liberation Day", the Trump administration's announcement of sweeping trade restrictions in April 2025, underperformed as the deeply inverted interest rate curve at the time was relatively short-lived. As tariff concerns ebbed, the curve flattened.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,007	Bloomberg U.S. Aggregate Bond Index $12,199	ICE/BofA 3-Month U.S. T-Bill Index $12,405
12/2015	$10,000	$10,000	$10,000
12/2016	$10,011	$10,265	$10,033
12/2017	$10,075	$10,628	$10,119
12/2018	$10,231	$10,630	$10,308
12/2019	$10,423	$11,556	$10,543
12/2020	$10,443	$12,424	$10,614
12/2021	$10,396	$12,232	$10,619
12/2022	$10,519	$10,641	$10,773
12/2023	$11,024	$11,229	$11,314
12/2024	$11,557	$11,369	$11,908
12/2025	$12,007	$12,199	$12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class B	3.89%	2.83%	1.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
ICE/BofA 3-Month U.S. T-Bill Index	4.18%	3.17%	2.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 756,305,102
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,503,923
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$756,305,102
# of Portfolio Investments	159
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,503,923

Holdings [Text Block]

Asset Allocation

Value	Value
Time Deposits	0.9
Certificate of Deposit	22.1
Repurchase Agreements	28.8
Commercial Paper	47.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	13.2
TD Securities (USA) LLC	12.3
Landesbank Baden-Wuerttemberg	4.4
BofA Securities, Inc.	4.0
Macquarie Bank Ltd.	3.1
Royal Bank of Canada	3.1
Nordea Bank Abp	3.0
Canadian Imperial Bank of Commerce	2.8
Westpac Banking Corp.	2.4
Svenska Handelsbanken AB	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017866
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the ICE/BofA 3-Month U.S. T-Bill Index during the twelve-month period ending December 31, 2025. Fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.54%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.37% over Secured Overnight Financing Rate ("SOFR"). During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added to the Portfolio at yields of 3.62% to 4.29%. Floating rate investments with maturities of 3 months to 1 year were purchased at spreads of 0.17% to 0.40% over SOFR.

Top Contributors:

  Allocations to floating rate securities over the course of early to mid-2025 allowed the Portfolio to capture a higher current yield than what would be realized by buying into an inverted interest rate curve, as we believed that market pricing reflected an overly aggressive rate cut path.

  The allocation to floating rate instruments increased to 18.9% and was comprised of securities indexed to SOFR. These contributed 0.77% to gross yield.

  The Portfolio’s allocation to repurchase agreements benefitted from elevated SOFR levels relative to other overnight investments.

Top Detractors:

  Excess liquidity held in the Portfolio proved to be a marginal drag on performance.

  Fixed rate investments added to the Portfolio immediately following "Liberation Day", the Trump administration's announcement of sweeping trade restrictions in April 2025, underperformed as the deeply inverted interest rate curve at the time was relatively short-lived. As tariff concerns ebbed, the curve flattened.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $12,125	Bloomberg U.S. Aggregate Bond Index $12,199	ICE/BofA 3-Month U.S. T-Bill Index $12,405
12/2015	$10,000	$10,000	$10,000
12/2016	$10,020	$10,265	$10,033
12/2017	$10,093	$10,628	$10,119
12/2018	$10,261	$10,630	$10,308
12/2019	$10,464	$11,556	$10,543
12/2020	$10,493	$12,424	$10,614
12/2021	$10,457	$12,232	$10,619
12/2022	$10,591	$10,641	$10,773
12/2023	$11,110	$11,229	$11,314
12/2024	$11,660	$11,369	$11,908
12/2025	$12,125	$12,199	$12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class E	3.99%	2.93%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
ICE/BofA 3-Month U.S. T-Bill Index	4.18%	3.17%	2.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 756,305,102
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,503,923
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$756,305,102
# of Portfolio Investments	159
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,503,923

Holdings [Text Block]

Asset Allocation

Value	Value
Time Deposits	0.9
Certificate of Deposit	22.1
Repurchase Agreements	28.8
Commercial Paper	47.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	13.2
TD Securities (USA) LLC	12.3
Landesbank Baden-Wuerttemberg	4.4
BofA Securities, Inc.	4.0
Macquarie Bank Ltd.	3.1
Royal Bank of Canada	3.1
Nordea Bank Abp	3.0
Canadian Imperial Bank of Commerce	2.8
Westpac Banking Corp.	2.4
Svenska Handelsbanken AB	2.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017807
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 20 Portfolio outperformed the Dow Jones Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity, large cap equity, and fixed income portfolios and offset the negative impacts by the underlying small cap and mid cap equity portfolios.

Top Contributors:

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

  The PIMCO Total Return Portfolio aided results over the period.

Top Detractors:

  The Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

  The JPMorgan Small Cap Value Portfolio had a negative impact on results. Positions in the Information Technology sector detracted.

  The Brighthouse/Artisan Mid Cap Value Portfolio further detracted from results and was negatively impacted from positions in the Communication Services, Health Care, and Real Estate sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $15,114	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Conservative Portfolio Index $13,264
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,476	$10,786	$10,209	$10,301
12/2017	$11,226	$13,372	$10,964	$10,891
12/2018	$10,955	$12,113	$10,832	$10,824
12/2019	$12,286	$15,335	$11,573	$11,704
12/2020	$13,477	$17,828	$12,637	$12,646
12/2021	$14,017	$21,133	$12,042	$12,625
12/2022	$12,259	$17,252	$10,086	$10,941
12/2023	$13,249	$21,082	$10,662	$11,700
12/2024	$13,807	$24,769	$10,482	$12,385
12/2025	$15,114	$30,302	$11,338	$13,264

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 20 Portfolio - Class A	9.47%	2.32%	4.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Conservative Portfolio Index	7.10%	0.96%	2.87%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 303,110,279
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 112,189
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$303,110,279
# of Portfolio Investments	34
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,189

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.7
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.2
Investment Grade Fixed Income	70.2

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017808
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 20 Portfolio outperformed the Dow Jones Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity, large cap equity, and fixed income portfolios and offset the negative impacts by the underlying small cap and mid cap equity portfolios.

Top Contributors:

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

  The PIMCO Total Return Portfolio aided results over the period.

Top Detractors:

  The Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

  The JPMorgan Small Cap Value Portfolio had a negative impact on results. Positions in the Information Technology sector detracted.

  The Brighthouse/Artisan Mid Cap Value Portfolio further detracted from results and was negatively impacted from positions in the Communication Services, Health Care, and Real Estate sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,753	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Conservative Portfolio Index $13,264
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,453	$10,786	$10,209	$10,301
12/2017	$11,178	$13,372	$10,964	$10,891
12/2018	$10,886	$12,113	$10,832	$10,824
12/2019	$12,163	$15,335	$11,573	$11,704
12/2020	$13,321	$17,828	$12,637	$12,646
12/2021	$13,812	$21,133	$12,042	$12,625
12/2022	$12,059	$17,252	$10,086	$10,941
12/2023	$13,003	$21,082	$10,662	$11,700
12/2024	$13,504	$24,769	$10,482	$12,385
12/2025	$14,753	$30,302	$11,338	$13,264

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 20 Portfolio - Class B	9.25%	2.06%	3.97%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Conservative Portfolio Index	7.10%	0.96%	2.87%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 303,110,279
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 112,189
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$303,110,279
# of Portfolio Investments	34
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$112,189

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.7
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.2
Investment Grade Fixed Income	70.2

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017809
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 40 Portfolio outperformed the Dow Jones Moderately Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity and large cap equity portfolios, and offset the negative impacts by the underlying fixed income portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

Top Detractors:

  The Western Asset Management U.S. Government Portfolio was a detractor to results.

  The BlackRock Bond Income Portfolio detracted from results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $17,830	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Conservative Portfolio Index $16,491
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,633	$10,786	$10,209	$10,565
12/2017	$11,804	$13,372	$10,964	$11,718
12/2018	$11,302	$12,113	$10,832	$11,349
12/2019	$13,104	$15,335	$11,573	$12,954
12/2020	$14,587	$17,828	$12,637	$14,259
12/2021	$15,708	$21,133	$12,042	$14,938
12/2022	$13,566	$17,252	$10,086	$12,784
12/2023	$15,033	$21,082	$10,662	$14,038
12/2024	$15,955	$24,769	$10,482	$14,942
12/2025	$17,830	$30,302	$11,338	$16,491

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 40 Portfolio - Class A	11.75%	4.10%	5.95%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Conservative Portfolio Index	10.37%	2.95%	5.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,096,305,326
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,969,560
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,096,305,326
# of Portfolio Investments	38
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,969,560

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.4
High Yield Fixed Income	6.3
International Developed Market Equities	8.8
U.S. Large Cap Equities	21.4
Investment Grade Fixed Income	48.9

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.7
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017810
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 40 Portfolio outperformed the Dow Jones Moderately Conservative Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity and large cap equity portfolios, and offset the negative impacts by the underlying fixed income portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

  The Invesco Comstock Portfolio further contributed to results over the period from positions in the Financials, Health Care, and Industrials sectors.

Top Detractors:

  The Western Asset Management U.S. Government Portfolio was a detractor to results.

  The BlackRock Bond Income Portfolio detracted from results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,385	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Conservative Portfolio Index $16,491
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,609	$10,786	$10,209	$10,565
12/2017	$11,738	$13,372	$10,964	$11,718
12/2018	$11,221	$12,113	$10,832	$11,349
12/2019	$12,971	$15,335	$11,573	$12,954
12/2020	$14,403	$17,828	$12,637	$14,259
12/2021	$15,472	$21,133	$12,042	$14,938
12/2022	$13,331	$17,252	$10,086	$12,784
12/2023	$14,733	$21,082	$10,662	$14,038
12/2024	$15,592	$24,769	$10,482	$14,942
12/2025	$17,385	$30,302	$11,338	$16,491

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 40 Portfolio - Class B	11.50%	3.84%	5.69%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Conservative Portfolio Index	10.37%	2.95%	5.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,096,305,326
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,969,560
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,096,305,326
# of Portfolio Investments	38
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,969,560

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.4
High Yield Fixed Income	6.3
International Developed Market Equities	8.8
U.S. Large Cap Equities	21.4
Investment Grade Fixed Income	48.9

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.7
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017814
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 60 Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity portfolios and offset the negative impacts by the underlying fixed income and small cap equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,065	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,747	$10,786	$10,209	$10,767
12/2017	$12,351	$13,372	$10,964	$12,397
12/2018	$11,619	$12,113	$10,832	$11,752
12/2019	$13,925	$15,335	$11,573	$13,938
12/2020	$15,887	$17,828	$12,637	$15,643
12/2021	$17,662	$21,133	$12,042	$17,114
12/2022	$14,982	$17,252	$10,086	$14,553
12/2023	$17,069	$21,082	$10,662	$16,401
12/2024	$18,484	$24,769	$10,482	$17,803
12/2025	$21,065	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 60 Portfolio - Class A	13.96%	5.80%	7.73%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 8,692,423,363
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,768,792
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,692,423,363
# of Portfolio Investments	39
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$4,768,792

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.7
Global Equities	4.0
High Yield Fixed Income	4.4
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.1
Investment Grade Fixed Income	30.9
U.S. Large Cap Equities	31.5

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.0
Baillie Gifford International Stock Portfolio, Class A	3.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017815
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 60 Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were positively impacted by the underlying international equity portfolios and offset the negative impacts by the underlying fixed income and small cap equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The VanEck Global Natural Resources Portfolio contributed to results from positions in Gold and Precious Metals, Base and Industrial Metals, and Oil and Gas.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  The TCW Core Fixed Income Portfolio had a negative impact on results.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,548	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderate Portfolio Index $20,263
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,711	$10,786	$10,209	$10,767
12/2017	$12,288	$13,372	$10,964	$12,397
12/2018	$11,536	$12,113	$10,832	$11,752
12/2019	$13,776	$15,335	$11,573	$13,938
12/2020	$15,684	$17,828	$12,637	$15,643
12/2021	$17,395	$21,133	$12,042	$17,114
12/2022	$14,728	$17,252	$10,086	$14,553
12/2023	$16,730	$21,082	$10,662	$16,401
12/2024	$18,062	$24,769	$10,482	$17,803
12/2025	$20,548	$30,302	$11,338	$20,263

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 60 Portfolio - Class B	13.77%	5.55%	7.47%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index	13.82%	5.31%	7.32%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 8,692,423,363
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,768,792
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,692,423,363
# of Portfolio Investments	39
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$4,768,792

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.7
Global Equities	4.0
High Yield Fixed Income	4.4
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.1
Investment Grade Fixed Income	30.9
U.S. Large Cap Equities	31.5

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.0
Baillie Gifford International Stock Portfolio, Class A	3.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017816
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 80 Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were negatively impacted by the underlying fixed income, large cap equity, and  small cap equity portfolios and offset the positive impacts by the underlying international equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The SSGA Emerging Markets Enhanced Index Portfolio contributed to results over the period from positions in the Information Technology, Financials, and Consumer Discretionary sectors.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  In large cap equity, the Brighthouse/Wellington Core Equity Opportunities Portfolio had a negative impact on results as positions in the Consumer Staples and Real Estate sectors detracted over the period.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,759	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Aggressive Portfolio Index $24,436
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,843	$10,786	$10,209	$10,931
12/2017	$12,951	$13,372	$10,964	$13,016
12/2018	$11,927	$12,113	$10,832	$12,062
12/2019	$14,794	$15,335	$11,573	$14,817
12/2020	$17,310	$17,828	$12,637	$16,912
12/2021	$19,884	$21,133	$12,042	$19,288
12/2022	$16,363	$17,252	$10,086	$16,282
12/2023	$19,227	$21,082	$10,662	$18,820
12/2024	$21,360	$24,769	$10,482	$20,935
12/2025	$24,759	$30,302	$11,338	$24,436

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 80 Portfolio - Class A	15.91%	7.42%	9.49%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Aggressive Portfolio Index	16.72%	7.64%	9.35%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 8,114,265,459
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,419,736
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,114,265,459
# of Portfolio Investments	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,419,736

Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	1.7
U.S. Mid Cap Equities	2.5
Real Estate Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.4
Investment Grade Fixed Income	13.7
International Developed Market Equities	18.9
U.S. Large Cap Equities	41.3

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Invesco Comstock Portfolio, Class A	5.3
Harris Oakmark International Portfolio, Class A	4.8
Jennison Growth Portfolio, Class A	4.7
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017817
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 80 Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2025.  Relative results were negatively impacted by the underlying fixed income, large cap equity, and  small cap equity portfolios and offset the positive impacts by the underlying international equity portfolios.

Top Contributors:

  The Harris Oakmark International Portfolio was a contributor to results and benefitted from positions in the Health Care, Consumer Discretionary, and Financials sectors.

  The Brighthouse/Artisan International Portfolio had a positive impact on results from positions in the Industrials and Financials sectors.

  The SSGA Emerging Markets Enhanced Index Portfolio contributed to results over the period from positions in the Information Technology, Financials, and Consumer Discretionary sectors.

Top Detractors:

  In fixed income, the BlackRock Bond Income Portfolio was a detractor to results.

  In large cap equity, the Brighthouse/Wellington Core Equity Opportunities Portfolio had a negative impact on results as positions in the Consumer Staples and Real Estate sectors detracted over the period.

  In small cap equity, the Brighthouse Small Cap Value Portfolio was a detractor to results from positions in the Materials, Consumer Staples, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,156	MSCI All Country World Index $30,302	Bloomberg Global Aggregate Index $11,338	Dow Jones Moderately Aggressive Portfolio Index $24,436
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$10,814	$10,786	$10,209	$10,931
12/2017	$12,886	$13,372	$10,964	$13,016
12/2018	$11,841	$12,113	$10,832	$12,062
12/2019	$14,650	$15,335	$11,573	$14,817
12/2020	$17,082	$17,828	$12,637	$16,912
12/2021	$19,594	$21,133	$12,042	$19,288
12/2022	$16,073	$17,252	$10,086	$16,282
12/2023	$18,854	$21,082	$10,662	$18,820
12/2024	$20,890	$24,769	$10,482	$20,935
12/2025	$24,156	$30,302	$11,338	$24,436

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 80 Portfolio - Class B	15.63%	7.18%	9.22%
MSCI All Country World Index	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index	8.17%	(2.15%)	1.26%
Dow Jones Moderately Aggressive Portfolio Index	16.72%	7.64%	9.35%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 8,114,265,459
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,419,736
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,114,265,459
# of Portfolio Investments	40
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,419,736

Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	1.7
U.S. Mid Cap Equities	2.5
Real Estate Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.4
Investment Grade Fixed Income	13.7
International Developed Market Equities	18.9
U.S. Large Cap Equities	41.3

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Invesco Comstock Portfolio, Class A	5.3
Harris Oakmark International Portfolio, Class A	4.8
Jennison Growth Portfolio, Class A	4.7
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017787
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap Value Index over the one-year period ending December 31, 2025. Our investment style has been out-of-step with the equity markets for the better part of the last two years as growth and momentum factors led, with readings on certain measures that track these factors nearing historical extremes. Stock selection was negative for a second consecutive year after contributing positively for calendar years 2021, 2022 and 2023. Besides our investment style being out of favor, we also made missteps. These included Cable One, a broadband provider in rural markets, which we sold in September, and Centene, a managed care organization, which we sold in August. Our investment case in Cable One had been predicated on the cable provider’s ability to grow subscribers given its premium offering and low penetration; however, subscriber trends meaningfully weakened during our holding period. Tepid household formation in a sluggish housing market, fixed wireless and fiber competition taking market share and execution issues rolling out a new billing system were among the key factors. Centene shares plunged after the company withdrew its 2025 guidance, driven by higher-than-expected market acuity (i.e., risk adjustments) on the Affordable Care Act ("ACA") marketplaces and elevated Medicaid cost trends. These pressures were in addition to the declining trend in Medicaid enrollment that had already been weighing on the business.

Top Contributors:

  The Portfolio’s Consumer Staples and Utilities holdings outperformed.

  Sector allocation was favorable, driven by an above-benchmark weighting in Communication Services and a below-benchmark weighting in Materials.

  Top contributors to return were Expedia Group, nVent Electric, Analog Devices, Ferguson Enterprises and Dollar General.

Top Detractors:

  Stock selection was broadly negative, with key sources of underperformance in the Health Care, Communication Services and Information Technology sectors.

  Bottom contributors to return were Cable One, Centene, U-Haul, Baxter International and Vail Resorts.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,242	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$12,296	$11,274	$12,000
12/2017	$13,873	$13,656	$13,601
12/2018	$12,041	$12,940	$11,930
12/2019	$14,901	$16,954	$15,158
12/2020	$15,832	$20,495	$15,910
12/2021	$20,092	$25,754	$20,419
12/2022	$17,556	$20,808	$17,962
12/2023	$20,809	$26,209	$20,246
12/2024	$21,844	$32,448	$22,892
12/2025	$22,242	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class A	1.82%	7.04%	8.32%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 640,085,419
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,751,174
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$640,085,419
# of Portfolio Investments	80
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,751,174

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.9
Consumer Staples	5.3
Utilities	6.8
Communication Services	6.9
Real Estate	6.9
Information Technology	11.6
Industrials	12.2
Consumer Discretionary	12.5
Health Care	13.1
Financials	14.1

Top Countries

Value	Value
Israel	1.4
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Expedia Group, Inc.	3.3
Lamar Advertising Co.	3.1
First Citizens BancShares, Inc.	3.1
Genpact Ltd.	3.0
Vontier Corp.	2.7
Analog Devices, Inc.	2.6
ICON PLC	2.5
OGE Energy Corp.	2.5
nVent Electric PLC	2.5
Humana, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017788
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap Value Index over the one-year period ending December 31, 2025. Our investment style has been out-of-step with the equity markets for the better part of the last two years as growth and momentum factors led, with readings on certain measures that track these factors nearing historical extremes. Stock selection was negative for a second consecutive year after contributing positively for calendar years 2021, 2022 and 2023. Besides our investment style being out of favor, we also made missteps. These included Cable One, a broadband provider in rural markets, which we sold in September, and Centene, a managed care organization, which we sold in August. Our investment case in Cable One had been predicated on the cable provider’s ability to grow subscribers given its premium offering and low penetration; however, subscriber trends meaningfully weakened during our holding period. Tepid household formation in a sluggish housing market, fixed wireless and fiber competition taking market share and execution issues rolling out a new billing system were among the key factors. Centene shares plunged after the company withdrew its 2025 guidance, driven by higher-than-expected market acuity (i.e., risk adjustments) on the Affordable Care Act ("ACA") marketplaces and elevated Medicaid cost trends. These pressures were in addition to the declining trend in Medicaid enrollment that had already been weighing on the business.

Top Contributors:

  The Portfolio’s Consumer Staples and Utilities holdings outperformed.

  Sector allocation was favorable, driven by an above-benchmark weighting in Communication Services and a below-benchmark weighting in Materials.

  Top contributors to return were Expedia Group, nVent Electric, Analog Devices, Ferguson Enterprises and Dollar General.

Top Detractors:

  Stock selection was broadly negative, with key sources of underperformance in the Health Care, Communication Services and Information Technology sectors.

  Bottom contributors to return were Cable One, Centene, U-Haul, Baxter International and Vail Resorts.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,693	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$12,265	$11,274	$12,000
12/2017	$13,803	$13,656	$13,601
12/2018	$11,951	$12,940	$11,930
12/2019	$14,752	$16,954	$15,158
12/2020	$15,635	$20,495	$15,910
12/2021	$19,791	$25,754	$20,419
12/2022	$17,251	$20,808	$17,962
12/2023	$20,397	$26,209	$20,246
12/2024	$21,358	$32,448	$22,892
12/2025	$21,693	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class B	1.57%	6.77%	8.05%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 640,085,419
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,751,174
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$640,085,419
# of Portfolio Investments	80
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,751,174

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.9
Consumer Staples	5.3
Utilities	6.8
Communication Services	6.9
Real Estate	6.9
Information Technology	11.6
Industrials	12.2
Consumer Discretionary	12.5
Health Care	13.1
Financials	14.1

Top Countries

Value	Value
Israel	1.4
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Expedia Group, Inc.	3.3
Lamar Advertising Co.	3.1
First Citizens BancShares, Inc.	3.1
Genpact Ltd.	3.0
Vontier Corp.	2.7
Analog Devices, Inc.	2.6
ICON PLC	2.5
OGE Energy Corp.	2.5
nVent Electric PLC	2.5
Humana, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017789
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap Value Index over the one-year period ending December 31, 2025. Our investment style has been out-of-step with the equity markets for the better part of the last two years as growth and momentum factors led, with readings on certain measures that track these factors nearing historical extremes. Stock selection was negative for a second consecutive year after contributing positively for calendar years 2021, 2022 and 2023. Besides our investment style being out of favor, we also made missteps. These included Cable One, a broadband provider in rural markets, which we sold in September, and Centene, a managed care organization, which we sold in August. Our investment case in Cable One had been predicated on the cable provider’s ability to grow subscribers given its premium offering and low penetration; however, subscriber trends meaningfully weakened during our holding period. Tepid household formation in a sluggish housing market, fixed wireless and fiber competition taking market share and execution issues rolling out a new billing system were among the key factors. Centene shares plunged after the company withdrew its 2025 guidance, driven by higher-than-expected market acuity (i.e., risk adjustments) on the Affordable Care Act ("ACA") marketplaces and elevated Medicaid cost trends. These pressures were in addition to the declining trend in Medicaid enrollment that had already been weighing on the business.

Top Contributors:

  The Portfolio’s Consumer Staples and Utilities holdings outperformed.

  Sector allocation was favorable, driven by an above-benchmark weighting in Communication Services and a below-benchmark weighting in Materials.

  Top contributors to return were Expedia Group, nVent Electric, Analog Devices, Ferguson Enterprises and Dollar General.

Top Detractors:

  Stock selection was broadly negative, with key sources of underperformance in the Health Care, Communication Services and Information Technology sectors.

  Bottom contributors to return were Cable One, Centene, U-Haul, Baxter International and Vail Resorts.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $21,911	Russell 3000 Index $38,012	Russell Midcap Value Index $25,421
12/2015	$10,000	$10,000	$10,000
12/2016	$12,278	$11,274	$12,000
12/2017	$13,831	$13,656	$13,601
12/2018	$11,987	$12,940	$11,930
12/2019	$14,812	$16,954	$15,158
12/2020	$15,714	$20,495	$15,910
12/2021	$19,911	$25,754	$20,419
12/2022	$17,372	$20,808	$17,962
12/2023	$20,561	$26,209	$20,246
12/2024	$21,551	$32,448	$22,892
12/2025	$21,911	$38,012	$25,421

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class E	1.67%	6.88%	8.16%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 640,085,419
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 4,751,174
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$640,085,419
# of Portfolio Investments	80
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$4,751,174

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.9
Consumer Staples	5.3
Utilities	6.8
Communication Services	6.9
Real Estate	6.9
Information Technology	11.6
Industrials	12.2
Consumer Discretionary	12.5
Health Care	13.1
Financials	14.1

Top Countries

Value	Value
Israel	1.4
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Expedia Group, Inc.	3.3
Lamar Advertising Co.	3.1
First Citizens BancShares, Inc.	3.1
Genpact Ltd.	3.0
Vontier Corp.	2.7
Analog Devices, Inc.	2.6
ICON PLC	2.5
OGE Energy Corp.	2.5
nVent Electric PLC	2.5
Humana, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069948
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the MSCI World ex-U.S. Small Cap Index over the 12-month period ending December 31, 2025. The Portfolio returned 36.29%, net of fees, for the year ending December 31, 2025, outperforming the MSCI World ex-U.S. Small Cap Index by 2.22%. Stocks outside the U.S. delivered strong returns with developed markets up 32.18%, as measured by the MSCI World ex-USA Investable Market Index in 2025 and emerging markets, as measured by the MSCI Emerging Markets IMI Index, up 31.38%. Markets reacted favorably to interest rate cuts from central banks, and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets.

Top Contributors:

  The Portfolio's exclusion of stocks with the lowest profitability and highest relative prices contributed positively to relative performance, as these stocks underperformed over the period.

  The Portfolio's focus on small cap stocks contributed positively to relative performance.

  Additionally, the Portfolio's exclusion of Real Estate Investment Trusts contributed positively to relative performance.

Top Detractors:

  The Portfolio's lesser allocation to Israel detracted from relative performance.

  The Portfolio's allocation to Consumer Discretionary detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,407	MSCI All Country World ex-U.S. Index $22,432	MSCI World ex-U.S. Small Cap Index $21,693
12/2015	$10,000	$10,000	$10,000
12/2016	$10,600	$10,450	$10,432
12/2017	$13,867	$13,291	$13,669
12/2018	$11,043	$11,404	$11,199
12/2019	$13,616	$13,857	$14,044
12/2020	$14,857	$15,334	$15,839
12/2021	$16,961	$16,533	$17,604
12/2022	$13,997	$13,887	$13,980
12/2023	$15,914	$16,056	$15,745
12/2024	$16,441	$16,945	$16,180
12/2025	$22,407	$22,432	$21,693

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Dimensional International Small Company Portfolio - Class A	36.29%	8.56%	8.40%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%
MSCI World ex-U.S. Small Cap Index	34.07%	6.49%	8.05%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 471,338,570
Holdings Count | Holding	3,249
Advisory Fees Paid, Amount	$ 3,064,601
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$471,338,570
# of Portfolio Investments	3,249
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,064,601

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.4
Real Estate	4.4
Health Care	4.7
Energy	4.8
Consumer Staples	5.4
Information Technology	7.1
Consumer Discretionary	12.1
Financials	13.9
Materials	14.6
Industrials	25.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	2.9
Italy	3.7
France	5.4
Germany	6.3
Australia	6.3
Switzerland	7.7
United Kingdom	10.5
Canada	11.9
Japan	22.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

BAWAG Group AG	0.5
Swiss Prime Site AG	0.5
IAMGOLD Corp.	0.4
Swissquote Group Holding SA	0.4
Eldorado Gold Corp.	0.4
SPIE SA	0.4
Finning International, Inc.	0.4
Rexel SA	0.4
Hudbay Minerals, Inc.	0.4
Aritzia, Inc.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069949
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$121	1.03%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the MSCI World ex-U.S. Small Cap Index over the 12-month period ending December 31, 2025. The Portfolio returned 36.29%, net of fees, for the year ending December 31, 2025, outperforming the MSCI World ex-U.S. Small Cap Index by 2.22%. Stocks outside the U.S. delivered strong returns with developed markets up 32.18%, as measured by the MSCI World ex-USA Investable Market Index in 2025 and emerging markets, as measured by the MSCI Emerging Markets IMI Index, up 31.38%. Markets reacted favorably to interest rate cuts from central banks, and enthusiasm over artificial intelligence buoyed many stocks globally. While returns were largely positive across most sectors and regions, within developed markets several Eurozone countries as well as Canada outperformed, while Korea delivered notably strong returns within emerging markets.

Top Contributors:

  The Portfolio's exclusion of stocks with the lowest profitability and highest relative prices contributed positively to relative performance, as these stocks underperformed over the period.

  The Portfolio's focus on small cap stocks contributed positively to relative performance.

  Additionally, the Portfolio's exclusion of Real Estate Investment Trusts contributed positively to relative performance.

Top Detractors:

  The Portfolio's lesser allocation to Israel detracted from relative performance.

  The Portfolio's allocation to Consumer Discretionary detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,864	MSCI All Country World ex-U.S. Index $22,432	MSCI World ex-U.S. Small Cap Index $21,693
12/2015	$10,000	$10,000	$10,000
12/2016	$10,583	$10,450	$10,432
12/2017	$13,805	$13,291	$13,669
12/2018	$10,966	$11,404	$11,199
12/2019	$13,492	$13,857	$14,044
12/2020	$14,678	$15,334	$15,839
12/2021	$16,712	$16,533	$17,604
12/2022	$13,754	$13,887	$13,980
12/2023	$15,613	$16,056	$15,745
12/2024	$16,095	$16,945	$16,180
12/2025	$21,864	$22,432	$21,693

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Dimensional International Small Company Portfolio - Class B	35.85%	8.30%	8.14%
MSCI All Country World ex-U.S. Index	32.39%	7.91%	8.41%
MSCI World ex-U.S. Small Cap Index	34.07%	6.49%	8.05%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 471,338,570
Holdings Count | Holding	3,249
Advisory Fees Paid, Amount	$ 3,064,601
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$471,338,570
# of Portfolio Investments	3,249
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,064,601

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.4
Real Estate	4.4
Health Care	4.7
Energy	4.8
Consumer Staples	5.4
Information Technology	7.1
Consumer Discretionary	12.1
Financials	13.9
Materials	14.6
Industrials	25.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	2.9
Italy	3.7
France	5.4
Germany	6.3
Australia	6.3
Switzerland	7.7
United Kingdom	10.5
Canada	11.9
Japan	22.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

BAWAG Group AG	0.5
Swiss Prime Site AG	0.5
IAMGOLD Corp.	0.4
Swissquote Group Holding SA	0.4
Eldorado Gold Corp.	0.4
SPIE SA	0.4
Finning International, Inc.	0.4
Rexel SA	0.4
Hudbay Minerals, Inc.	0.4
Aritzia, Inc.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017830
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index. U.S. equities had a strong 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging artificial intellegence enthusiasm despite turbulent geopolitics and lingering inflation concerns. The fixed income portion of the Portfolio (the"Fixed Income Portfolio") outperformed the Bloomberg U.S. Aggregate Bond Index. Most fixed income sectors generated positive returns, as coupon income and spread tightening helped offset the impact of volatile global sovereign yields. Higher yield and emerging market sectors led outperformance over duration-equivalent government bonds.

Top Contributors:

  Security selection in Communication Services, Health Care, and Industrials contributed to relative performance of the Equity Portfolio. Top contributors included overweights to Uber Technologies and Alphabet and an out-of-benchmark position in Coherent.

  An underweight to Real Estate and Industrials and an overweight to Financials also contributed to relative results.

  The Fixed Income Portfolio's positioning within securitized sectors was a top contributor, including Non-Agency Residential Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations.

  An out-of-benchmark allocation to High Yield, led by Industrials, benefited results in the Fixed Income Portfolio. Allocation to Emerging Markets Sovereign Debt also benefited performance.

Top Detractors:

  Stock selection in Financials, Consumer Discretionary, and Materials detracted the most from Equity Portfolio performance.

  The Equity Portfolio's top detractors included an overweight to KKR, lack of exposure to Micron Technology, and an out-of-benchmark position in BellRing Brands.

  An Underweight to Communication Services and overweights to Energy and Materials also detracted from performance in the Equity Portfolio.

  Allocation to U.S. Treasury Inflation Protected Securities hurt results in the Fixed Income Portfolio. Underweights to Investment Grade Industrials and Financials negatively impacted relative performance here as well.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,590	S&P 500 Index $39,827	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000	$10,000
12/2016	$10,699	$11,196	$10,265
12/2017	$12,319	$13,640	$10,628
12/2018	$11,856	$13,042	$10,630
12/2019	$14,582	$17,149	$11,556
12/2020	$17,166	$20,304	$12,424
12/2021	$19,573	$26,132	$12,232
12/2022	$16,231	$21,399	$10,641
12/2023	$19,169	$27,025	$11,229
12/2024	$21,826	$33,786	$11,369
12/2025	$24,590	$39,827	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class A	12.67%	7.45%	9.41%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,204,757,912
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,140,787
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,204,757,912
# of Portfolio Investments	1,531
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$5,140,787

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	5.4
Microsoft Corp.	3.9
Alphabet, Inc.	3.8
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.6
Mastercard, Inc.	1.6
Tesla, Inc.	1.2
Goldman Sachs Group, Inc.	1.2

Top 10 Countries

Value	Value
Israel	0.2
Romania	0.2
Bermuda	0.2
Canada	0.3
Mexico	0.3
France	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.7
United States	99.5

Asset Allocation

Value	Value
Municipals	0.2
Foreign Government	0.6
Short-Term Investments	1.3
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	10.1
U.S. Treasury & Government Agencies	10.3
Agency Sponsored Mortgage-Backed Securities	15.2
Common Stocks	60.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Notes	4.1
Uniform Mortgage-Backed Security, TBA	2.9
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association, TBA	2.0
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.6
U.S. Treasury Inflation-Indexed Notes	0.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017831
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index. U.S. equities had a strong 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging artificial intellegence enthusiasm despite turbulent geopolitics and lingering inflation concerns. The fixed income portion of the Portfolio (the"Fixed Income Portfolio") outperformed the Bloomberg U.S. Aggregate Bond Index. Most fixed income sectors generated positive returns, as coupon income and spread tightening helped offset the impact of volatile global sovereign yields. Higher yield and emerging market sectors led outperformance over duration-equivalent government bonds.

Top Contributors:

  Security selection in Communication Services, Health Care, and Industrials contributed to relative performance of the Equity Portfolio. Top contributors included overweights to Uber Technologies and Alphabet and an out-of-benchmark position in Coherent.

  An underweight to Real Estate and Industrials and an overweight to Financials also contributed to relative results.

  The Fixed Income Portfolio's positioning within securitized sectors was a top contributor, including Non-Agency Residential Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations.

  An out-of-benchmark allocation to High Yield, led by Industrials, benefited results in the Fixed Income Portfolio. Allocation to Emerging Markets Sovereign Debt also benefited performance.

Top Detractors:

  Stock selection in Financials, Consumer Discretionary, and Materials detracted the most from Equity Portfolio performance.

  The Equity Portfolio's top detractors included an overweight to KKR, lack of exposure to Micron Technology, and an out-of-benchmark position in BellRing Brands.

  An Underweight to Communication Services and overweights to Energy and Materials also detracted from performance in the Equity Portfolio.

  Allocation to U.S. Treasury Inflation Protected Securities hurt results in the Fixed Income Portfolio. Underweights to Investment Grade Industrials and Financials negatively impacted relative performance here as well.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,990	S&P 500 Index $39,827	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000	$10,000
12/2016	$10,674	$11,196	$10,265
12/2017	$12,259	$13,640	$10,628
12/2018	$11,768	$13,042	$10,630
12/2019	$14,441	$17,149	$11,556
12/2020	$16,961	$20,304	$12,424
12/2021	$19,289	$26,132	$12,232
12/2022	$15,951	$21,399	$10,641
12/2023	$18,802	$27,025	$11,229
12/2024	$21,348	$33,786	$11,369
12/2025	$23,990	$39,827	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class B	12.38%	7.18%	9.14%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,204,757,912
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,140,787
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,204,757,912
# of Portfolio Investments	1,531
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$5,140,787

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	5.4
Microsoft Corp.	3.9
Alphabet, Inc.	3.8
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.6
Mastercard, Inc.	1.6
Tesla, Inc.	1.2
Goldman Sachs Group, Inc.	1.2

Top 10 Countries

Value	Value
Israel	0.2
Romania	0.2
Bermuda	0.2
Canada	0.3
Mexico	0.3
France	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.7
United States	99.5

Asset Allocation

Value	Value
Municipals	0.2
Foreign Government	0.6
Short-Term Investments	1.3
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	10.1
U.S. Treasury & Government Agencies	10.3
Agency Sponsored Mortgage-Backed Securities	15.2
Common Stocks	60.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Notes	4.1
Uniform Mortgage-Backed Security, TBA	2.9
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association, TBA	2.0
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.6
U.S. Treasury Inflation-Indexed Notes	0.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017832
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index. U.S. equities had a strong 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging artificial intellegence enthusiasm despite turbulent geopolitics and lingering inflation concerns. The fixed income portion of the Portfolio (the"Fixed Income Portfolio") outperformed the Bloomberg U.S. Aggregate Bond Index. Most fixed income sectors generated positive returns, as coupon income and spread tightening helped offset the impact of volatile global sovereign yields. Higher yield and emerging market sectors led outperformance over duration-equivalent government bonds.

Top Contributors:

  Security selection in Communication Services, Health Care, and Industrials contributed to relative performance of the Equity Portfolio. Top contributors included overweights to Uber Technologies and Alphabet and an out-of-benchmark position in Coherent.

  An underweight to Real Estate and Industrials and an overweight to Financials also contributed to relative results.

  The Fixed Income Portfolio's positioning within securitized sectors was a top contributor, including Non-Agency Residential Mortgage-Backed Securities, Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Loan Obligations.

  An out-of-benchmark allocation to High Yield, led by Industrials, benefited results in the Fixed Income Portfolio. Allocation to Emerging Markets Sovereign Debt also benefited performance.

Top Detractors:

  Stock selection in Financials, Consumer Discretionary, and Materials detracted the most from Equity Portfolio performance.

  The Equity Portfolio's top detractors included an overweight to KKR, lack of exposure to Micron Technology, and an out-of-benchmark position in BellRing Brands.

  An Underweight to Communication Services and overweights to Energy and Materials also detracted from performance in the Equity Portfolio.

  Allocation to U.S. Treasury Inflation Protected Securities hurt results in the Fixed Income Portfolio. Underweights to Investment Grade Industrials and Financials negatively impacted relative performance here as well.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $24,226	S&P 500 Index $39,827	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000	$10,000
12/2016	$10,683	$11,196	$10,265
12/2017	$12,280	$13,640	$10,628
12/2018	$11,804	$13,042	$10,630
12/2019	$14,501	$17,149	$11,556
12/2020	$17,043	$20,304	$12,424
12/2021	$19,405	$26,132	$12,232
12/2022	$16,055	$21,399	$10,641
12/2023	$18,941	$27,025	$11,229
12/2024	$21,531	$33,786	$11,369
12/2025	$24,226	$39,827	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class E	12.51%	7.29%	9.25%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,204,757,912
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,140,787
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,204,757,912
# of Portfolio Investments	1,531
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$5,140,787

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	5.4
Microsoft Corp.	3.9
Alphabet, Inc.	3.8
Apple, Inc.	3.7
Amazon.com, Inc.	3.3
Broadcom, Inc.	1.9
Wells Fargo & Co.	1.6
Mastercard, Inc.	1.6
Tesla, Inc.	1.2
Goldman Sachs Group, Inc.	1.2

Top 10 Countries

Value	Value
Israel	0.2
Romania	0.2
Bermuda	0.2
Canada	0.3
Mexico	0.3
France	0.4
Netherlands	0.4
Cayman Islands	0.4
United Kingdom	0.7
United States	99.5

Asset Allocation

Value	Value
Municipals	0.2
Foreign Government	0.6
Short-Term Investments	1.3
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	10.1
U.S. Treasury & Government Agencies	10.3
Agency Sponsored Mortgage-Backed Securities	15.2
Common Stocks	60.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Notes	4.1
Uniform Mortgage-Backed Security, TBA	2.9
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association, TBA	2.0
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.6
U.S. Treasury Inflation-Indexed Notes	0.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017772
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Index over the 12-month period ending December 31, 2025.  U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Security selection within the Communication Services sector contributed positively to relative performance.

  The Portfolio’s overweight allocation to Health Care and lack of exposure to Energy also contributed to relative performance.

  Top individual contributors over the period were average overweight positions in Broadcom (Information Technology) and Eli Lilly (Health Care) and not holding Amazon.com (Consumer Discretionary).

Top Detractors:

  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Health Care sectors.

  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Portfolio’s underweight allocation to Communication Services and overweight allocation to Consumer Staples.

  The largest individual detractors over the period were an average overweight position in UnitedHealth Group (Health Care), not owning Nvidia (Information Technology), and an overweight position in Accenture (Information Technology).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $27,708	Russell 3000 Index $38,012	Russell 1000 Index $39,030
12/2015	$10,000	$10,000	$10,000
12/2016	$10,734	$11,274	$11,205
12/2017	$12,781	$13,656	$13,636
12/2018	$12,770	$12,940	$12,983
12/2019	$16,721	$16,954	$17,063
12/2020	$18,605	$20,495	$20,640
12/2021	$23,150	$25,754	$26,101
12/2022	$21,974	$20,808	$21,108
12/2023	$23,657	$26,209	$26,708
12/2024	$25,695	$32,448	$33,255
12/2025	$27,708	$38,012	$39,030

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class A	7.83%	8.29%	10.73%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Index	17.37%	13.59%	14.59%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,817,431,606
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,104,560
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,817,431,606
# of Portfolio Investments	49
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$16,104,560

Holdings [Text Block]

Top Sectors

Value	Value
Materials	2.2
Communication Services	3.9
Consumer Staples	7.8
Consumer Discretionary	11.4
Industrials	14.0
Health Care	17.1
Financials	19.0
Information Technology	23.2

Top Countries

Value	Value
United Kingdom	0.4
Canada	1.6
United States	96.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Broadcom, Inc.	5.3
Microsoft Corp.	4.5
Eli Lilly & Co.	4.5
Alphabet, Inc.	3.9
Apple, Inc.	3.7
Mastercard, Inc.	3.6
American Express Co.	3.4
Visa, Inc.	3.1
TJX Cos., Inc.	2.8
Texas Instruments, Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017773
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Index over the 12-month period ending December 31, 2025.  U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Security selection within the Communication Services sector contributed positively to relative performance.

  The Portfolio’s overweight allocation to Health Care and lack of exposure to Energy also contributed to relative performance.

  Top individual contributors over the period were average overweight positions in Broadcom (Information Technology) and Eli Lilly (Health Care) and not holding Amazon.com (Consumer Discretionary).

Top Detractors:

  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Health Care sectors.

  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Portfolio’s underweight allocation to Communication Services and overweight allocation to Consumer Staples.

  The largest individual detractors over the period were an average overweight position in UnitedHealth Group (Health Care), not owning Nvidia (Information Technology), and an overweight position in Accenture (Information Technology).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $27,023	Russell 3000 Index $38,012	Russell 1000 Index $39,030
12/2015	$10,000	$10,000	$10,000
12/2016	$10,706	$11,274	$11,205
12/2017	$12,719	$13,656	$13,636
12/2018	$12,674	$12,940	$12,983
12/2019	$16,558	$16,954	$17,063
12/2020	$18,375	$20,495	$20,640
12/2021	$22,804	$25,754	$26,101
12/2022	$21,594	$20,808	$21,108
12/2023	$23,188	$26,209	$26,708
12/2024	$25,128	$32,448	$33,255
12/2025	$27,023	$38,012	$39,030

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class B	7.54%	8.02%	10.45%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Index	17.37%	13.59%	14.59%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,817,431,606
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,104,560
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,817,431,606
# of Portfolio Investments	49
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$16,104,560

Holdings [Text Block]

Top Sectors

Value	Value
Materials	2.2
Communication Services	3.9
Consumer Staples	7.8
Consumer Discretionary	11.4
Industrials	14.0
Health Care	17.1
Financials	19.0
Information Technology	23.2

Top Countries

Value	Value
United Kingdom	0.4
Canada	1.6
United States	96.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Broadcom, Inc.	5.3
Microsoft Corp.	4.5
Eli Lilly & Co.	4.5
Alphabet, Inc.	3.9
Apple, Inc.	3.7
Mastercard, Inc.	3.6
American Express Co.	3.4
Visa, Inc.	3.1
TJX Cos., Inc.	2.8
Texas Instruments, Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017774
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Index over the 12-month period ending December 31, 2025.  U.S. equities registered a sizable return for 2025, supported by robust corporate earnings, easing interest rates, resilient consumer spending, and surging enthusiasm for artificial intelligence despite a turbulent geopolitical backdrop and lingering inflation concerns.

Top Contributors:

  Security selection within the Communication Services sector contributed positively to relative performance.

  The Portfolio’s overweight allocation to Health Care and lack of exposure to Energy also contributed to relative performance.

  Top individual contributors over the period were average overweight positions in Broadcom (Information Technology) and Eli Lilly (Health Care) and not holding Amazon.com (Consumer Discretionary).

Top Detractors:

  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Health Care sectors.

  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Portfolio’s underweight allocation to Communication Services and overweight allocation to Consumer Staples.

  The largest individual detractors over the period were an average overweight position in UnitedHealth Group (Health Care), not owning Nvidia (Information Technology), and an overweight position in Accenture (Information Technology).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $27,289	Russell 3000 Index $38,012	Russell 1000 Index $39,030
12/2015	$10,000	$10,000	$10,000
12/2016	$10,715	$11,274	$11,205
12/2017	$12,742	$13,656	$13,636
12/2018	$12,711	$12,940	$12,983
12/2019	$16,622	$16,954	$17,063
12/2020	$18,464	$20,495	$20,640
12/2021	$22,938	$25,754	$26,101
12/2022	$21,742	$20,808	$21,108
12/2023	$23,371	$26,209	$26,708
12/2024	$25,349	$32,448	$33,255
12/2025	$27,289	$38,012	$39,030

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class E	7.65%	8.13%	10.56%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Index	17.37%	13.59%	14.59%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,817,431,606
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,104,560
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,817,431,606
# of Portfolio Investments	49
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$16,104,560

Holdings [Text Block]

Top Sectors

Value	Value
Materials	2.2
Communication Services	3.9
Consumer Staples	7.8
Consumer Discretionary	11.4
Industrials	14.0
Health Care	17.1
Financials	19.0
Information Technology	23.2

Top Countries

Value	Value
United Kingdom	0.4
Canada	1.6
United States	96.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Broadcom, Inc.	5.3
Microsoft Corp.	4.5
Eli Lilly & Co.	4.5
Alphabet, Inc.	3.9
Apple, Inc.	3.7
Mastercard, Inc.	3.6
American Express Co.	3.4
Visa, Inc.	3.1
TJX Cos., Inc.	2.8
Texas Instruments, Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017769
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,302	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,540	$11,274	$10,733
12/2017	$13,203	$13,656	$13,445
12/2018	$12,458	$12,940	$12,806
12/2019	$16,585	$16,954	$17,348
12/2020	$21,841	$20,495	$23,522
12/2021	$25,048	$25,754	$26,516
12/2022	$17,998	$20,808	$19,431
12/2023	$21,238	$26,209	$24,457
12/2024	$25,012	$32,448	$29,863
12/2025	$26,302	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class A	5.16%	3.79%	10.15%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 989,047,847
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 6,496,055
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017770
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,655	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,516	$11,274	$10,733
12/2017	$13,138	$13,656	$13,445
12/2018	$12,363	$12,940	$12,806
12/2019	$16,422	$16,954	$17,348
12/2020	$21,576	$20,495	$23,522
12/2021	$24,680	$25,754	$26,516
12/2022	$17,687	$20,808	$19,431
12/2023	$20,823	$26,209	$24,457
12/2024	$24,457	$32,448	$29,863
12/2025	$25,655	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class B	4.90%	3.52%	9.88%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 989,047,847
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 6,496,055
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030922
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class D $26,041	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,529	$11,274	$10,733
12/2017	$13,176	$13,656	$13,445
12/2018	$12,417	$12,940	$12,806
12/2019	$16,516	$16,954	$17,348
12/2020	$21,734	$20,495	$23,522
12/2021	$24,894	$25,754	$26,516
12/2022	$17,871	$20,808	$19,431
12/2023	$21,066	$26,209	$24,457
12/2024	$24,783	$32,448	$29,863
12/2025	$26,041	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class D	5.08%	3.68%	10.04%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 989,047,847
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 6,496,055
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017771
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell Midcap® Growth Index over the 12-month period ending December 31, 2025, in an unusually narrow market. Just eight stocks generated essentially all of the Index’s return, with Palantir Technologies alone contributing nearly half. The Portfolio’s underweight position in Palantir explains most of the relative shortfall as our valuation process led us to trim the Portfolio's position during its sharp rise. Relative performance improved in the second half of the year as market leadership broadened.

Top Contributors:

  Information Technology and Industrials were the top contributors, powered by artificial intellegence driven semiconductor demand and a strengthening aerospace cycle.

  Teradyne rallied as its core semiconductor test business rebounded, alongside growing evidence of market share gains in robotics and GPU testing.

  AppLovin delivered stronger advertising performance across mobile gaming apps while expanding into e-commerce advertising, effectively doubling its addressable market.

  ATI posted accelerating earnings growth on strong pricing and operational progress, while increased production forecast at Boeing improved forward projections.

Top Detractors:

  As noted, Palantir was the largest detractor. We began buying shares below $16 but trimmed as the stock surged, limiting full participation. Shares peaked near $145 with a market cap above $300 billion, representing 9% index weighting upon its exit from the benchmark.

  Consumer Discretionary and Health Care detracted because of continued weakness in restaurant traffic and product transition challenges, respectively.

  Chipotle declined after missing same-store sales targets and lowering guidance amid affordability pressures and rising protein costs.

  Inspire Medical Systems underperformed amid a difficult launch of its next‑generation sleep‑apnea device, slowed by uneven insurance coverage and concerns that broader GLP‑1 adoption could reduce its long‑term market.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,920	Russell 3000 Index $38,012	Russell Midcap Growth Index $32,448
12/2015	$10,000	$10,000	$10,000
12/2016	$10,525	$11,274	$10,733
12/2017	$13,165	$13,656	$13,445
12/2018	$12,403	$12,940	$12,806
12/2019	$16,486	$16,954	$17,348
12/2020	$21,683	$20,495	$23,522
12/2021	$24,822	$25,754	$26,516
12/2022	$17,810	$20,808	$19,431
12/2023	$20,987	$26,209	$24,457
12/2024	$24,672	$32,448	$29,863
12/2025	$25,920	$38,012	$32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class E	5.06%	3.63%	9.99%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 989,047,847
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 6,496,055
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$989,047,847
# of Portfolio Investments	111
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$6,496,055

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.2
Communication Services	2.2
Utilities	2.3
Energy	2.5
Consumer Staples	3.0
Financials	4.3
Consumer Discretionary	12.4
Health Care	16.5
Industrials	24.1
Information Technology	29.9

Top Countries

Value	Value
Japan	0.7
Switzerland	0.9
Netherlands	1.1
United States	96.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Teradyne, Inc.	4.7
XPO, Inc.	3.2
FTAI Aviation Ltd.	3.1
Royal Caribbean Cruises Ltd.	3.1
Monolithic Power Systems, Inc.	2.5
Marvell Technology, Inc.	2.3
Vistra Corp.	2.3
MongoDB, Inc.	2.1
Natera, Inc.	2.0
Cheniere Energy, Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017793
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equity markets delivered strong overall gains in 2025 despite intermittent volatility stemming from artificial intelligence ("AI")-driven valuation concerns and shifting investor sentiment. Market leadership broadened beyond a narrow group of mega-cap technology names, even as large-cap equities continued to outperform small caps and growth outpaced value. Within this environment of Federal Reserve cutting interest rates, solid economic growth, and accelerating AI and healthcare innovation, large-cap growth remained a key beneficiary. While the Portfolio participated in these gains, full‑year results lagged the benchmark as the broadening of leadership beyond its core large‑cap growth exposure and increased valuation sensitivity weighed on several high‑growth holdings.

Top Contributors:

  Security selection in the Industrials, Consumer Staples and Utilities sectors were the top contributors to investment results.

  Shares in General Electric Company, Apple and Taiwan Semiconductor (Taiwan) were the top drivers of relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the overweight allocation to the Communication Services sector and slight overweight to Industrials were additive to relative investment results.

Top Detractors:

  Security selection in the Communication Services, Information Technology and Health Care sectors were the top detractors to investment results.

  Shares in Novo Nordisk (Denmark), Oracle Corporation, and The Trade Desk were the top detractors to relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the underweight to the Information Technology sector coupled with the overweight to Health Care were detractors to relative investment results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $46,887	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,017	$11,274	$10,708
12/2017	$13,756	$13,656	$13,943
12/2018	$13,804	$12,940	$13,732
12/2019	$18,336	$16,954	$18,729
12/2020	$28,750	$20,495	$25,938
12/2021	$33,686	$25,754	$33,096
12/2022	$20,592	$20,808	$23,453
12/2023	$31,560	$26,209	$33,462
12/2024	$41,116	$32,448	$44,623
12/2025	$46,887	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class A	14.04%	10.28%	16.71%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,878,757,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,852,429
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,878,757,713
# of Portfolio Investments	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$14,852,429

Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.8
Consumer Staples	2.8
Industrials	4.6
Financials	5.9
Health Care	9.1
Consumer Discretionary	14.7
Communication Services	15.6
Information Technology	44.7

Top Countries

Value	Value
Germany	0.4
Brazil	0.5
Spain	0.6
Canada	1.5
Taiwan	1.6
United States	94.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.2
Amazon.com, Inc.	7.2
Alphabet, Inc.	6.9
Microsoft Corp.	6.9
Apple, Inc.	6.5
Broadcom, Inc.	6.3
Meta Platforms, Inc.	4.2
Eli Lilly & Co.	4.1
Tesla, Inc.	3.8
Netflix, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017794
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equity markets delivered strong overall gains in 2025 despite intermittent volatility stemming from artificial intelligence ("AI")-driven valuation concerns and shifting investor sentiment. Market leadership broadened beyond a narrow group of mega-cap technology names, even as large-cap equities continued to outperform small caps and growth outpaced value. Within this environment of Federal Reserve cutting interest rates, solid economic growth, and accelerating AI and healthcare innovation, large-cap growth remained a key beneficiary. While the Portfolio participated in these gains, full‑year results lagged the benchmark as the broadening of leadership beyond its core large‑cap growth exposure and increased valuation sensitivity weighed on several high‑growth holdings.

Top Contributors:

  Security selection in the Industrials, Consumer Staples and Utilities sectors were the top contributors to investment results.

  Shares in General Electric Company, Apple and Taiwan Semiconductor (Taiwan) were the top drivers of relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the overweight allocation to the Communication Services sector and slight overweight to Industrials were additive to relative investment results.

Top Detractors:

  Security selection in the Communication Services, Information Technology and Health Care sectors were the top detractors to investment results.

  Shares in Novo Nordisk (Denmark), Oracle Corporation, and The Trade Desk were the top detractors to relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the underweight to the Information Technology sector coupled with the overweight to Health Care were detractors to relative investment results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $45,716	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,987	$11,274	$10,708
12/2017	$13,681	$13,656	$13,943
12/2018	$13,697	$12,940	$13,732
12/2019	$18,147	$16,954	$18,729
12/2020	$28,378	$20,495	$25,938
12/2021	$33,177	$25,754	$33,096
12/2022	$20,230	$20,808	$23,453
12/2023	$30,925	$26,209	$33,462
12/2024	$40,201	$32,448	$44,623
12/2025	$45,716	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class B	13.72%	10.01%	16.41%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,878,757,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,852,429
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,878,757,713
# of Portfolio Investments	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$14,852,429

Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.8
Consumer Staples	2.8
Industrials	4.6
Financials	5.9
Health Care	9.1
Consumer Discretionary	14.7
Communication Services	15.6
Information Technology	44.7

Top Countries

Value	Value
Germany	0.4
Brazil	0.5
Spain	0.6
Canada	1.5
Taiwan	1.6
United States	94.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.2
Amazon.com, Inc.	7.2
Alphabet, Inc.	6.9
Microsoft Corp.	6.9
Apple, Inc.	6.5
Broadcom, Inc.	6.3
Meta Platforms, Inc.	4.2
Eli Lilly & Co.	4.1
Tesla, Inc.	3.8
Netflix, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017795
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equity markets delivered strong overall gains in 2025 despite intermittent volatility stemming from artificial intelligence ("AI")-driven valuation concerns and shifting investor sentiment. Market leadership broadened beyond a narrow group of mega-cap technology names, even as large-cap equities continued to outperform small caps and growth outpaced value. Within this environment of Federal Reserve cutting interest rates, solid economic growth, and accelerating AI and healthcare innovation, large-cap growth remained a key beneficiary. While the Portfolio participated in these gains, full‑year results lagged the benchmark as the broadening of leadership beyond its core large‑cap growth exposure and increased valuation sensitivity weighed on several high‑growth holdings.

Top Contributors:

  Security selection in the Industrials, Consumer Staples and Utilities sectors were the top contributors to investment results.

  Shares in General Electric Company, Apple and Taiwan Semiconductor (Taiwan) were the top drivers of relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the overweight allocation to the Communication Services sector and slight overweight to Industrials were additive to relative investment results.

Top Detractors:

  Security selection in the Communication Services, Information Technology and Health Care sectors were the top detractors to investment results.

  Shares in Novo Nordisk (Denmark), Oracle Corporation, and The Trade Desk were the top detractors to relative performance.

  While sector weights are residual to Jennison’s bottom-up stock selection process, the underweight to the Information Technology sector coupled with the overweight to Health Care were detractors to relative investment results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $46,186	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$9,999	$11,274	$10,708
12/2017	$13,710	$13,656	$13,943
12/2018	$13,741	$12,940	$13,732
12/2019	$18,215	$16,954	$18,729
12/2020	$28,525	$20,495	$25,938
12/2021	$33,374	$25,754	$33,096
12/2022	$20,364	$20,808	$23,453
12/2023	$31,180	$26,209	$33,462
12/2024	$40,565	$32,448	$44,623
12/2025	$46,186	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class E	13.86%	10.12%	16.53%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,878,757,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,852,429
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,878,757,713
# of Portfolio Investments	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$14,852,429

Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.8
Consumer Staples	2.8
Industrials	4.6
Financials	5.9
Health Care	9.1
Consumer Discretionary	14.7
Communication Services	15.6
Information Technology	44.7

Top Countries

Value	Value
Germany	0.4
Brazil	0.5
Spain	0.6
Canada	1.5
Taiwan	1.6
United States	94.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.2
Amazon.com, Inc.	7.2
Alphabet, Inc.	6.9
Microsoft Corp.	6.9
Apple, Inc.	6.5
Broadcom, Inc.	6.3
Meta Platforms, Inc.	4.2
Eli Lilly & Co.	4.1
Tesla, Inc.	3.8
Netflix, Inc.	2.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017799
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. After a market selloff during the first quarter of the year due to investor concern over tariffs, the market pivoted to a rally for the remainder of the year with market leadership decidedly in favor of low-quality companies versus high quality. Within the Russell 2000 Index, stock returns for companies losing money far exceeded the Index overall as well as those for profitable companies. The result was a clear mismatch between higher performing stocks in the Index and the Portfolio's focus on long-term fundamentals and higher quality businesses. In such an environment, stock selection versus the benchmark was responsible for the performance lag versus the benchmark.

Top Contributors:

  The Utilities sector provided positive relative return versus the Index due to strong stock selection in both regulated and independent power producers (Talen Energy).

  An underweight position versus the benchmark in the Real Estate sector provided the second largest relative return.

  Other notable stock contributors in the Portfolio were TTM Technologies, Bel Fuse and Garrett Motion.

Top Detractors:

  The Health Care sector detracted the most from relative performance due to an underweight to the outperforming Biotechnology industry and weak stock selection across the sector, but particularly within the Health Care Equipment industry.

  The Materials sector was the second largest detractor from relative return due primarily to an underweight to the outperforming Metals & Mining industry.

  Given the low-quality driven market, stock selection metrics were negative across a majority of the economic sectors. Individual holdings that detracted the most from performance were Alight, BellRing Brands, Bath & Body Works and Knife River Corp.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,617	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$11,927	$11,274	$12,131
12/2017	$13,745	$13,656	$13,908
12/2018	$12,223	$12,940	$12,376
12/2019	$15,345	$16,954	$15,535
12/2020	$17,197	$20,495	$18,636
12/2021	$20,971	$25,754	$21,397
12/2022	$17,812	$20,808	$17,024
12/2023	$20,923	$26,209	$19,906
12/2024	$23,380	$32,448	$22,203
12/2025	$24,617	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class A	5.29%	7.44%	9.43%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 351,156,201
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 2,881,391
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$351,156,201
# of Portfolio Investments	198
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,881,391

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.7
Utilities	2.8
Real Estate	3.2
Materials	3.5
Energy	5.4
Consumer Discretionary	9.8
Health Care	12.5
Information Technology	13.2
Financials	18.6
Industrials	24.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Bahamas	0.3
Costa Rica	0.5
Puerto Rico	1.5
Switzerland	1.8
United Kingdom	2.2
Canada	2.4
United States	89.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Moog, Inc.	1.7
Bel Fuse, Inc.	1.7
Array Digital Infrastructure, Inc.	1.4
TTM Technologies, Inc.	1.4
Arcosa, Inc.	1.3
Popular, Inc.	1.3
Ameris Bancorp	1.2
Garrett Motion, Inc.	1.2
Supernus Pharmaceuticals, Inc.	1.2
VSE Corp.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017800
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. After a market selloff during the first quarter of the year due to investor concern over tariffs, the market pivoted to a rally for the remainder of the year with market leadership decidedly in favor of low-quality companies versus high quality. Within the Russell 2000 Index, stock returns for companies losing money far exceeded the Index overall as well as those for profitable companies. The result was a clear mismatch between higher performing stocks in the Index and the Portfolio's focus on long-term fundamentals and higher quality businesses. In such an environment, stock selection versus the benchmark was responsible for the performance lag versus the benchmark.

Top Contributors:

  The Utilities sector provided positive relative return versus the Index due to strong stock selection in both regulated and independent power producers (Talen Energy).

  An underweight position versus the benchmark in the Real Estate sector provided the second largest relative return.

  Other notable stock contributors in the Portfolio were TTM Technologies, Bel Fuse and Garrett Motion.

Top Detractors:

  The Health Care sector detracted the most from relative performance due to an underweight to the outperforming Biotechnology industry and weak stock selection across the sector, but particularly within the Health Care Equipment industry.

  The Materials sector was the second largest detractor from relative return due primarily to an underweight to the outperforming Metals & Mining industry.

  Given the low-quality driven market, stock selection metrics were negative across a majority of the economic sectors. Individual holdings that detracted the most from performance were Alight, BellRing Brands, Bath & Body Works and Knife River Corp.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,007	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$11,897	$11,274	$12,131
12/2017	$13,677	$13,656	$13,908
12/2018	$12,132	$12,940	$12,376
12/2019	$15,192	$16,954	$15,535
12/2020	$16,983	$20,495	$18,636
12/2021	$20,658	$25,754	$21,397
12/2022	$17,502	$20,808	$17,024
12/2023	$20,509	$26,209	$19,906
12/2024	$22,859	$32,448	$22,203
12/2025	$24,007	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class B	5.02%	7.17%	9.15%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 351,156,201
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 2,881,391
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$351,156,201
# of Portfolio Investments	198
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,881,391

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.7
Utilities	2.8
Real Estate	3.2
Materials	3.5
Energy	5.4
Consumer Discretionary	9.8
Health Care	12.5
Information Technology	13.2
Financials	18.6
Industrials	24.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Bahamas	0.3
Costa Rica	0.5
Puerto Rico	1.5
Switzerland	1.8
United Kingdom	2.2
Canada	2.4
United States	89.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Moog, Inc.	1.7
Bel Fuse, Inc.	1.7
Array Digital Infrastructure, Inc.	1.4
TTM Technologies, Inc.	1.4
Arcosa, Inc.	1.3
Popular, Inc.	1.3
Ameris Bancorp	1.2
Garrett Motion, Inc.	1.2
Supernus Pharmaceuticals, Inc.	1.2
VSE Corp.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017801
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. After a market selloff during the first quarter of the year due to investor concern over tariffs, the market pivoted to a rally for the remainder of the year with market leadership decidedly in favor of low-quality companies versus high quality. Within the Russell 2000 Index, stock returns for companies losing money far exceeded the Index overall as well as those for profitable companies. The result was a clear mismatch between higher performing stocks in the Index and the Portfolio's focus on long-term fundamentals and higher quality businesses. In such an environment, stock selection versus the benchmark was responsible for the performance lag versus the benchmark.

Top Contributors:

  The Utilities sector provided positive relative return versus the Index due to strong stock selection in both regulated and independent power producers (Talen Energy).

  An underweight position versus the benchmark in the Real Estate sector provided the second largest relative return.

  Other notable stock contributors in the Portfolio were TTM Technologies, Bel Fuse and Garrett Motion.

Top Detractors:

  The Health Care sector detracted the most from relative performance due to an underweight to the outperforming Biotechnology industry and weak stock selection across the sector, but particularly within the Health Care Equipment industry.

  The Materials sector was the second largest detractor from relative return due primarily to an underweight to the outperforming Metals & Mining industry.

  Given the low-quality driven market, stock selection metrics were negative across a majority of the economic sectors. Individual holdings that detracted the most from performance were Alight, BellRing Brands, Bath & Body Works and Knife River Corp.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $24,249	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$11,909	$11,274	$12,131
12/2017	$13,704	$13,656	$13,908
12/2018	$12,169	$12,940	$12,376
12/2019	$15,253	$16,954	$15,535
12/2020	$17,068	$20,495	$18,636
12/2021	$20,783	$25,754	$21,397
12/2022	$17,626	$20,808	$17,024
12/2023	$20,673	$26,209	$19,906
12/2024	$23,066	$32,448	$22,203
12/2025	$24,249	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class E	5.13%	7.28%	9.26%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 351,156,201
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 2,881,391
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$351,156,201
# of Portfolio Investments	198
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,881,391

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.7
Utilities	2.8
Real Estate	3.2
Materials	3.5
Energy	5.4
Consumer Discretionary	9.8
Health Care	12.5
Information Technology	13.2
Financials	18.6
Industrials	24.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Bahamas	0.3
Costa Rica	0.5
Puerto Rico	1.5
Switzerland	1.8
United Kingdom	2.2
Canada	2.4
United States	89.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Moog, Inc.	1.7
Bel Fuse, Inc.	1.7
Array Digital Infrastructure, Inc.	1.4
TTM Technologies, Inc.	1.4
Arcosa, Inc.	1.3
Popular, Inc.	1.3
Ameris Bancorp	1.2
Garrett Motion, Inc.	1.2
Supernus Pharmaceuticals, Inc.	1.2
VSE Corp.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017784
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index during the 12-month period ended December, 31 2025. A powerful low quality, high beta rally occurred following the market bottom on April 8 (post Liberation Day) through October of this year, leading to the most challenging environment on record for active managers.

Top Contributors:

  The Industrials sector produced the largest relative return due to an underweight to the sector versus the Index along with strong security selection. From an industry standpoint, security selection was particularly strong within aerospace & defense, professional services and machinery.

  Being underweight to the Communication Services sector provided the second largest relative return as this was the bottom performing sector within the Index on an absolute basis.

  Strong security selection in the Consumer Discretionary sector also contributed positively to relative performance.

  Kratos Defense & Security Solutions, Sterling Infrastructure, Verona Pharma, ATI and Insmed were the top individual contributors within the Portfolio overall.

Top Detractors:

  The Information Technology sector detracted the most from relative return, led by software and semiconductors names.

  The Health Care sector detracted the second most from relative return due primarily to healthcare providers & services and biotechnology names.

  Grid Dynamics Holdings, PROCEPT BioRobotics, Vertex, ACV Auctions and Intapp were the bottom individual detractors within the Portfolio overall.

  A handful of names with outsized returns, which the Portfolio did not own because they do not fit our process, also disproportionately impacted performance during the year. These included Bloom Energy, Credo Technology Group, Guardant Health and Fabrinet, accounting for approximately a third of the Portfolio's total underperformance during the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,213	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$10,621	$11,274	$11,132
12/2017	$13,493	$13,656	$13,599
12/2018	$13,568	$12,940	$12,334
12/2019	$17,215	$16,954	$15,847
12/2020	$23,127	$20,495	$21,335
12/2021	$25,440	$25,754	$21,939
12/2022	$19,599	$20,808	$16,157
12/2023	$21,933	$26,209	$19,171
12/2024	$25,197	$32,448	$22,077
12/2025	$26,213	$38,012	$24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class A	4.03%	2.54%	10.12%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 325,663,650
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,642,107
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,663,650
# of Portfolio Investments	102
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,642,107

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.8
Consumer Staples	1.6
Energy	3.0
Financials	10.2
Consumer Discretionary	11.2
Information Technology	17.5
Industrials	26.0
Health Care	26.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.6
Canada	0.7
Puerto Rico	0.9
United Kingdom	1.1
Bahamas	1.2
Costa Rica	1.9
United States	90.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.2
ATI, Inc.	1.9
Ligand Pharmaceuticals, Inc.	1.9
Establishment Labs Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
RBC Bearings, Inc.	1.8
Construction Partners, Inc.	1.7
ESCO Technologies, Inc.	1.7
Vita Coco Co., Inc.	1.6
Axsome Therapeutics, Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017785
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index during the 12-month period ended December, 31 2025. A powerful low quality, high beta rally occurred following the market bottom on April 8 (post Liberation Day) through October of this year, leading to the most challenging environment on record for active managers.

Top Contributors:

  The Industrials sector produced the largest relative return due to an underweight to the sector versus the Index along with strong security selection. From an industry standpoint, security selection was particularly strong within aerospace & defense, professional services and machinery.

  Being underweight to the Communication Services sector provided the second largest relative return as this was the bottom performing sector within the Index on an absolute basis.

  Strong security selection in the Consumer Discretionary sector also contributed positively to relative performance.

  Kratos Defense & Security Solutions, Sterling Infrastructure, Verona Pharma, ATI and Insmed were the top individual contributors within the Portfolio overall.

Top Detractors:

  The Information Technology sector detracted the most from relative return, led by software and semiconductors names.

  The Health Care sector detracted the second most from relative return due primarily to healthcare providers & services and biotechnology names.

  Grid Dynamics Holdings, PROCEPT BioRobotics, Vertex, ACV Auctions and Intapp were the bottom individual detractors within the Portfolio overall.

  A handful of names with outsized returns, which the Portfolio did not own because they do not fit our process, also disproportionately impacted performance during the year. These included Bloom Energy, Credo Technology Group, Guardant Health and Fabrinet, accounting for approximately a third of the Portfolio's total underperformance during the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,570	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$10,605	$11,274	$11,132
12/2017	$13,434	$13,656	$13,599
12/2018	$13,472	$12,940	$12,334
12/2019	$17,043	$16,954	$15,847
12/2020	$22,845	$20,495	$21,335
12/2021	$25,071	$25,754	$21,939
12/2022	$19,279	$20,808	$16,157
12/2023	$21,505	$26,209	$19,171
12/2024	$24,650	$32,448	$22,077
12/2025	$25,570	$38,012	$24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class B	3.73%	2.28%	9.84%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 325,663,650
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,642,107
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,663,650
# of Portfolio Investments	102
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,642,107

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.8
Consumer Staples	1.6
Energy	3.0
Financials	10.2
Consumer Discretionary	11.2
Information Technology	17.5
Industrials	26.0
Health Care	26.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.6
Canada	0.7
Puerto Rico	0.9
United Kingdom	1.1
Bahamas	1.2
Costa Rica	1.9
United States	90.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.2
ATI, Inc.	1.9
Ligand Pharmaceuticals, Inc.	1.9
Establishment Labs Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
RBC Bearings, Inc.	1.8
Construction Partners, Inc.	1.7
ESCO Technologies, Inc.	1.7
Vita Coco Co., Inc.	1.6
Axsome Therapeutics, Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017786
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Growth Index during the 12-month period ended December, 31 2025. A powerful low quality, high beta rally occurred following the market bottom on April 8 (post Liberation Day) through October of this year, leading to the most challenging environment on record for active managers.

Top Contributors:

  The Industrials sector produced the largest relative return due to an underweight to the sector versus the Index along with strong security selection. From an industry standpoint, security selection was particularly strong within aerospace & defense, professional services and machinery.

  Being underweight to the Communication Services sector provided the second largest relative return as this was the bottom performing sector within the Index on an absolute basis.

  Strong security selection in the Consumer Discretionary sector also contributed positively to relative performance.

  Kratos Defense & Security Solutions, Sterling Infrastructure, Verona Pharma, ATI and Insmed were the top individual contributors within the Portfolio overall.

Top Detractors:

  The Information Technology sector detracted the most from relative return, led by software and semiconductors names.

  The Health Care sector detracted the second most from relative return due primarily to healthcare providers & services and biotechnology names.

  Grid Dynamics Holdings, PROCEPT BioRobotics, Vertex, ACV Auctions and Intapp were the bottom individual detractors within the Portfolio overall.

  A handful of names with outsized returns, which the Portfolio did not own because they do not fit our process, also disproportionately impacted performance during the year. These included Bloom Energy, Credo Technology Group, Guardant Health and Fabrinet, accounting for approximately a third of the Portfolio's total underperformance during the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,825	Russell 3000 Index $38,012	Russell 2000 Growth Index $24,949
12/2015	$10,000	$10,000	$10,000
12/2016	$10,616	$11,274	$11,132
12/2017	$13,454	$13,656	$13,599
12/2018	$13,511	$12,940	$12,334
12/2019	$17,116	$16,954	$15,847
12/2020	$22,960	$20,495	$21,335
12/2021	$25,225	$25,754	$21,939
12/2022	$19,407	$20,808	$16,157
12/2023	$21,681	$26,209	$19,171
12/2024	$24,878	$32,448	$22,077
12/2025	$25,825	$38,012	$24,949

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class E	3.80%	2.38%	9.95%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 325,663,650
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,642,107
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,663,650
# of Portfolio Investments	102
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$2,642,107

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.8
Consumer Staples	1.6
Energy	3.0
Financials	10.2
Consumer Discretionary	11.2
Information Technology	17.5
Industrials	26.0
Health Care	26.8

Top Countries

Value	Value
Guernsey, Channel Islands	0.6
Canada	0.7
Puerto Rico	0.9
United Kingdom	1.1
Bahamas	1.2
Costa Rica	1.9
United States	90.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.2
ATI, Inc.	1.9
Ligand Pharmaceuticals, Inc.	1.9
Establishment Labs Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
RBC Bearings, Inc.	1.8
Construction Partners, Inc.	1.7
ESCO Technologies, Inc.	1.7
Vita Coco Co., Inc.	1.6
Axsome Therapeutics, Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017796
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,897	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,235	$10,265
12/2017	$10,569	$10,628
12/2018	$10,550	$10,630
12/2019	$11,461	$11,556
12/2020	$12,288	$12,424
12/2021	$12,051	$12,232
12/2022	$10,473	$10,641
12/2023	$11,017	$11,229
12/2024	$11,115	$11,369
12/2025	$11,897	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class A	7.04%	(0.64%)	1.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,306,825,350
Holdings Count | Holding	1,666
Advisory Fees Paid, Amount	$ 8,262,240
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017797
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,615	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,214	$10,265
12/2017	$10,517	$10,628
12/2018	$10,469	$10,630
12/2019	$11,342	$11,556
12/2020	$12,138	$12,424
12/2021	$11,868	$12,232
12/2022	$10,288	$10,641
12/2023	$10,805	$11,229
12/2024	$10,875	$11,369
12/2025	$11,615	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class B	6.80%	(0.88%)	1.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,306,825,350
Holdings Count | Holding	1,666
Advisory Fees Paid, Amount	$ 8,262,240
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017798
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $11,730	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,219	$10,265
12/2017	$10,537	$10,628
12/2018	$10,502	$10,630
12/2019	$11,385	$11,556
12/2020	$12,193	$12,424
12/2021	$11,940	$12,232
12/2022	$10,358	$10,641
12/2023	$10,881	$11,229
12/2024	$10,961	$11,369
12/2025	$11,730	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class E	7.01%	(0.77%)	1.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,306,825,350
Holdings Count | Holding	1,666
Advisory Fees Paid, Amount	$ 8,262,240
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075817
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025.  U.S. Treasury rates decreased as the U.S. Federal Reserve continued to lower the federal funds rate throughout the year.  The Treasury curve steepened as a bull-steepener lowered shorter-term rates relative to longer-term rates. 2-year rates decreased 78 basis points to 3.47% and 10-year rates decreased 43 basis points to 4.15%.  The 30-year rate rose slightly by 5 basis points to end the year at 4.83%. The difference between 2-year and 10-year rates increased from 33 basis points to 68 basis points at year-end.  Similarly, the difference between 10-year and 30-year rates increased from 21 basis points to 68 basis points.

Top Contributors:

  The strongest performing sector was Agency Mortgage-Backed Securities, which benefited from a tightening in option-adjusted spreads.

  Government-Related securities and Corporates performed well, aided by spread tightening.

Top Detractors:

  The weakest performing sector for the year was Asset-Backed Securities, as spreads widened.

  U.S. Treasuries underperformed on a relative basis, as spread sectors tended to outperform.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $11,562	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,209	$10,265
12/2017	$10,508	$10,628
12/2018	$10,457	$10,630
12/2019	$11,329	$11,556
12/2020	$12,110	$12,424
12/2021	$11,836	$12,232
12/2022	$10,258	$10,641
12/2023	$10,761	$11,229
12/2024	$10,827	$11,369
12/2025	$11,562	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class G	6.79%	(0.92%)	1.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 3,306,825,350
Holdings Count | Holding	1,666
Advisory Fees Paid, Amount	$ 8,262,240
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,825,350
# of Portfolio Investments	1,666
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$8,262,240

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.4
Municipals	0.4
Short-Term Investments	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.6
Agency Sponsored Mortgage-Backed Securities	24.7
Corporate Bonds & Notes	25.1
U.S. Treasury & Government Agencies	46.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	36.0
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	7.7
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.4
Wells Fargo & Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017811
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,979	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,043	$11,274	$12,074
12/2017	$13,964	$13,656	$14,035
12/2018	$12,386	$12,940	$12,480
12/2019	$15,599	$16,954	$15,749
12/2020	$17,689	$20,495	$17,900
12/2021	$22,004	$25,754	$22,332
12/2022	$19,087	$20,808	$19,416
12/2023	$22,157	$26,209	$22,607
12/2024	$25,169	$32,448	$25,756
12/2025	$26,979	$38,012	$27,688

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class A	7.19%	8.81%	10.43%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,154,724,927
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 2,894,145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017812
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $26,306	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,014	$11,274	$12,074
12/2017	$13,891	$13,656	$14,035
12/2018	$12,293	$12,940	$12,480
12/2019	$15,435	$16,954	$15,749
12/2020	$17,466	$20,495	$17,900
12/2021	$21,669	$25,754	$22,332
12/2022	$18,758	$20,808	$19,416
12/2023	$21,715	$26,209	$22,607
12/2024	$24,617	$32,448	$25,756
12/2025	$26,306	$38,012	$27,688

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class B	6.86%	8.54%	10.16%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,154,724,927
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 2,894,145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017813
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $26,577	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,026	$11,274	$12,074
12/2017	$13,926	$13,656	$14,035
12/2018	$12,332	$12,940	$12,480
12/2019	$15,511	$16,954	$15,749
12/2020	$17,561	$20,495	$17,900
12/2021	$21,816	$25,754	$22,332
12/2022	$18,892	$20,808	$19,416
12/2023	$21,898	$26,209	$22,607
12/2024	$24,839	$32,448	$25,756
12/2025	$26,577	$38,012	$27,688

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class E	7.00%	8.64%	10.27%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,154,724,927
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 2,894,145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075818
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P MidCap 400 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500’s gains despite comprising only approximately 33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P MidCap 400 Index were Communication Services and Utilities, which returned +44.1% and +19.9%, respectively.

  The stocks with the largest positive impact on the S&P MidCap 400 Index return for the year were Lumentum (+339.1%), Ciena (+175.8%), and Comfort Systems USA (+122.6%).

Top Detractors:

  The worst-performing sectors in the S&P MidCap 400 Index were Consumer Discretionary and Consumer Staples, which returned -5.7% and -5.4%, respectively.

  The stocks with the largest negative impact to the S&P MidCap 400 Index return for the year were Flagstar Financial (-69.1%), Cleveland-Cliffs (-54.0%), and Five Below (-50.8%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $26,180	Russell 3000 Index $38,012	S&P MidCap 400 Index $27,688
12/2015	$10,000	$10,000	$10,000
12/2016	$12,008	$11,274	$12,074
12/2017	$13,882	$13,656	$14,035
12/2018	$12,276	$12,940	$12,480
12/2019	$15,412	$16,954	$15,749
12/2020	$17,426	$20,495	$17,900
12/2021	$21,609	$25,754	$22,332
12/2022	$18,691	$20,808	$19,416
12/2023	$21,636	$26,209	$22,607
12/2024	$24,509	$32,448	$25,756
12/2025	$26,180	$38,012	$27,688

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class G	6.82%	8.48%	10.10%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,154,724,927
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 2,894,145
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,154,724,927
# of Portfolio Investments	429
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,894,145

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.2
Energy	3.8
Consumer Staples	4.1
Materials	5.2
Real Estate	6.1
Health Care	8.5
Consumer Discretionary	11.1
Information Technology	13.5
Financials	16.1
Industrials	22.6

Top Countries

Value	Value
Japan	0.1
Sweden	0.2
Bermuda	0.4
Thailand	0.5
United Kingdom	0.5
Canada	0.6
United States	95.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.1
Ciena Corp.	1.0
Coherent Corp.	0.9
Lumentum Holdings, Inc.	0.8
Flex Ltd.	0.7
Twilio, Inc.	0.6
United Therapeutics Corp.	0.6
Pure Storage, Inc.	0.6
Casey's General Stores, Inc.	0.6
Curtiss-Wright Corp.	0.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017827
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,663	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,134	$10,100
12/2017	$12,657	$12,628
12/2018	$10,897	$10,887
12/2019	$13,287	$13,284
12/2020	$14,329	$14,322
12/2021	$15,866	$15,935
12/2022	$13,569	$13,632
12/2023	$16,002	$16,118
12/2024	$16,533	$16,735
12/2025	$21,663	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class A	31.02%	8.62%	8.04%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,451,495,803
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 4,286,359
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017828
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,116	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,100	$10,100
12/2017	$12,585	$12,628
12/2018	$10,813	$10,887
12/2019	$13,144	$13,284
12/2020	$14,139	$14,322
12/2021	$15,621	$15,935
12/2022	$13,334	$13,632
12/2023	$15,685	$16,118
12/2024	$16,156	$16,735
12/2025	$21,116	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class B	30.70%	8.35%	7.76%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,451,495,803
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 4,286,359
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017829
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$59	0.51%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $21,328	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,108	$10,100
12/2017	$12,613	$12,628
12/2018	$10,840	$10,887
12/2019	$13,200	$13,284
12/2020	$14,218	$14,322
12/2021	$15,717	$15,935
12/2022	$13,422	$13,632
12/2023	$15,805	$16,118
12/2024	$16,308	$16,735
12/2025	$21,328	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class E	30.78%	8.45%	7.87%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,451,495,803
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 4,286,359
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075820
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI EAFE Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. International stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year.

Top Contributors:

  The best-performing countries in the Index were Spain and Austria, which returned +83.6% and +80.2%, respectively.

  The stocks with the largest positive impact were Banco Santander (Spain), +163.6%, HSBC (United Kingdom), +69.4%, and ASML (Netherlands), +55.5%.

Top Detractors:

  The worst-performing countires in the Index were Denmark and New Zealand, which returned -12.9% and -0.2%, respectively.

  The stocks with the largest negative impact were Novo Nordisk (Denmark), -39.3%, CSL (Australia), -32.6%, and Diageo (United Kingdom), -29.3%.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $21,026	MSCI EAFE Index $21,959
12/2015	$10,000	$10,000
12/2016	$10,097	$10,100
12/2017	$12,575	$12,628
12/2018	$10,799	$10,887
12/2019	$13,129	$13,284
12/2020	$14,116	$14,322
12/2021	$15,577	$15,935
12/2022	$13,293	$13,632
12/2023	$15,630	$16,118
12/2024	$16,086	$16,735
12/2025	$21,026	$21,959

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class G	30.71%	8.30%	7.71%
MSCI EAFE Index	31.22%	8.92%	8.18%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,451,495,803
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 4,286,359
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,451,495,803
# of Portfolio Investments	707
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$4,286,359

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.5
Communication Services	4.2
Materials	5.4
Consumer Staples	7.2
Information Technology	8.2
Consumer Discretionary	9.5
Health Care	11.0
Industrials	18.8
Financials	24.6

Top 10 Countries

Value	Value
Italy	3.2
Spain	3.6
Netherlands	4.4
Switzerland	4.8
Australia	6.8
France	8.9
United States	9.2
Germany	9.4
United Kingdom	11.0
Japan	21.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

ASML Holding NV	2.0
Roche Holding AG	1.4
AstraZeneca PLC	1.4
HSBC Holdings PLC	1.3
Novartis AG	1.3
Nestle SA	1.2
SAP SE	1.2
Siemens AG	1.0
Shell PLC	1.0
Toyota Motor Corp.	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017839
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,890	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,128	$11,274	$12,131
12/2017	$13,907	$13,656	$13,908
12/2018	$12,382	$12,940	$12,376
12/2019	$15,554	$16,954	$15,535
12/2020	$18,606	$20,495	$18,636
12/2021	$21,308	$25,754	$21,397
12/2022	$16,997	$20,808	$17,024
12/2023	$19,853	$26,209	$19,906
12/2024	$22,094	$32,448	$22,203
12/2025	$24,890	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class A	12.66%	5.99%	9.55%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 986,759,878
Holdings Count | Holding	1,776
Advisory Fees Paid, Amount	$ 2,380,086
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017840
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,266	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,096	$11,274	$12,131
12/2017	$13,837	$13,656	$13,908
12/2018	$12,290	$12,940	$12,376
12/2019	$15,400	$16,954	$15,535
12/2020	$18,379	$20,495	$18,636
12/2021	$20,994	$25,754	$21,397
12/2022	$16,704	$20,808	$17,024
12/2023	$19,461	$26,209	$19,906
12/2024	$21,601	$32,448	$22,203
12/2025	$24,266	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class B	12.33%	5.71%	9.27%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 986,759,878
Holdings Count | Holding	1,776
Advisory Fees Paid, Amount	$ 2,380,086
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017841
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $24,502	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,109	$11,274	$12,131
12/2017	$13,864	$13,656	$13,908
12/2018	$12,328	$12,940	$12,376
12/2019	$15,460	$16,954	$15,535
12/2020	$18,466	$20,495	$18,636
12/2021	$21,109	$25,754	$21,397
12/2022	$16,818	$20,808	$17,024
12/2023	$19,617	$26,209	$19,906
12/2024	$21,782	$32,448	$22,203
12/2025	$24,502	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class E	12.49%	5.82%	9.38%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 986,759,878
Holdings Count | Holding	1,776
Advisory Fees Paid, Amount	$ 2,380,086
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075821
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. Despite the strong end-of-year sentiment, equity markets experienced volatility and headwinds in 2025. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the Index were Telecommunications and Basic Materials, which returned +63.1% and +46.0%, respectively.

  The stocks with the largest positive impact were EchoStar (+374.7%), Bloom Energy (+291.2%), and Credo Technology Group (+114.1%).

Top Detractors:

  The worst-performing sectors in the Index were Consumer Staples and Consumer Discretionary, which returned -4.2% and -2.7%, respectively.

  The stocks with the largest negative impact were Six Flags Entertainment (-68.2%), SPS Commerce (-51.6%), and Vaxcyte (-43.6%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $24,150	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/2015	$10,000	$10,000	$10,000
12/2016	$12,092	$11,274	$12,131
12/2017	$13,821	$13,656	$13,908
12/2018	$12,273	$12,940	$12,376
12/2019	$15,366	$16,954	$15,535
12/2020	$18,325	$20,495	$18,636
12/2021	$20,926	$25,754	$21,397
12/2022	$16,644	$20,808	$17,024
12/2023	$19,384	$26,209	$19,906
12/2024	$21,492	$32,448	$22,203
12/2025	$24,150	$38,012	$25,047

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class G	12.37%	5.68%	9.22%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 986,759,878
Holdings Count | Holding	1,776
Advisory Fees Paid, Amount	$ 2,380,086
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$986,759,878
# of Portfolio Investments	1,776
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,380,086

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Utilities	2.9
Materials	4.2
Energy	4.6
Real Estate	5.4
Consumer Discretionary	8.6
Information Technology	14.1
Industrials	16.6
Financials	17.0
Health Care	17.9

Top 10 Countries

Value	Value
Cameroon	0.1
Bermuda	0.2
Norway	0.2
Brazil	0.2
Puerto Rico	0.3
Switzerland	0.3
United Kingdom	0.3
Thailand	0.6
Canada	1.2
United States	93.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.3
Credo Technology Group Holding Ltd.	0.7
Bloom Energy Corp.	0.6
Fabrinet	0.5
IonQ, Inc.	0.5
EchoStar Corp.	0.5
Nextpower, Inc.	0.4
Kratos Defense & Security Solutions, Inc.	0.4
Guardant Health, Inc.	0.4
Hecla Mining Co.	0.4

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017818
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $38,831	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,167	$11,196
12/2017	$13,572	$13,640
12/2018	$12,948	$13,042
12/2019	$16,981	$17,149
12/2020	$20,055	$20,304
12/2021	$25,742	$26,132
12/2022	$21,032	$21,399
12/2023	$26,488	$27,025
12/2024	$33,023	$33,786
12/2025	$38,831	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class A	17.59%	14.13%	14.53%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,253,969,712
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 21,171,568
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Strategies [Text Block]

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $37,867	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,138	$11,196
12/2017	$13,503	$13,640
12/2018	$12,851	$13,042
12/2019	$16,809	$17,149
12/2020	$19,805	$20,304
12/2021	$25,358	$26,132
12/2022	$20,665	$21,399
12/2023	$25,961	$27,025
12/2024	$32,287	$33,786
12/2025	$37,867	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class B	17.28%	13.84%	14.24%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,253,969,712
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 21,171,568
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Strategies [Text Block]

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class D $38,439	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,154	$11,196
12/2017	$13,542	$13,640
12/2018	$12,907	$13,042
12/2019	$16,912	$17,149
12/2020	$19,953	$20,304
12/2021	$25,586	$26,132
12/2022	$20,883	$21,399
12/2023	$26,270	$27,025
12/2024	$32,725	$33,786
12/2025	$38,439	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class D	17.46%	14.01%	14.41%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,253,969,712
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 21,171,568
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Strategies [Text Block]

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017820
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $38,251	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,150	$11,196
12/2017	$13,531	$13,640
12/2018	$12,892	$13,042
12/2019	$16,879	$17,149
12/2020	$19,906	$20,304
12/2021	$25,514	$26,132
12/2022	$20,812	$21,399
12/2023	$26,169	$27,025
12/2024	$32,579	$33,786
12/2025	$38,251	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class E	17.41%	13.95%	14.36%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,253,969,712
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 21,171,568
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Strategies [Text Block]

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150812
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the S&P 500 Index over the 12-month period ending December 31, 2025. In 2025, equity markets rallied to new all-time highs driven by robust earnings growth, fueled in part by surging artificial intelligence and cloud-related investments, supportive macroeconomic conditions, including three U.S. Federal Reserve interest rate cuts, and renewed fiscal momentum through business-friendly legislation. The rally was primarily driven by mega-cap technology stocks, especially within the “Magnificent 7” stocks, which contributed around 42.5% of the S&P 500 Index’s gains despite comprising only ~33% of its weight. Additionally, international stocks outperformed their U.S. counterparts, buoyed by a softer dollar and relative valuation appeal. Despite the strong end-of-year sentiment, volatility and headwinds made for a bumpy ride. The spring sell-off was triggered by uncertainty over reciprocal tariffs, geopolitical flare-ups, and sticky inflation. Geopolitical tensions, emerging-market slowdowns, and recurring trade-policy noise further disrupted sentiment mid-year. Other factors that weighed on the equity markets included concerns over the federal government shutdown, the deficit, and the wars in Ukraine and the Middle East.

Top Contributors:

  The best-performing sectors in the S&P 500 Index were Communication Services and Information Technology, which returned +33.5% and +24.0%, respectively.

  The stocks with the largest positive impact to the S&P 500 Index return for the year were Alphabet (+66.0%), Broadcom (+50.6%), and NVIDIA (+38.9%).

Top Detractors:

  The worst-performing sectors in the S&P 500 Index were Real Estate and Consumer Staples, which returned +3.2% and +3.9%, respectively.

  The stocks with the largest negative impact were Fiserv (-67.3%), UnitedHealth (-33.1%), and Salesforce (-20.2%).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $37,677	S&P 500 Index $39,827
12/2015	$10,000	$10,000
12/2016	$11,132	$11,196
12/2017	$13,490	$13,640
12/2018	$12,830	$13,042
12/2019	$16,777	$17,149
12/2020	$19,753	$20,304
12/2021	$25,283	$26,132
12/2022	$20,594	$21,399
12/2023	$25,856	$27,025
12/2024	$32,143	$33,786
12/2025	$37,677	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class G	17.22%	13.79%	14.18%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 9,253,969,712
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 21,171,568
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,253,969,712
# of Portfolio Investments	552
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$21,171,568

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Utilities	2.2
Energy	2.8
Consumer Staples	4.6
Industrials	8.0
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.4
Financials	13.2
Information Technology	33.9

Top Countries

Value	Value
Netherlands	0.1
Switzerland	0.1
United States	99.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.1
Alphabet, Inc.	5.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.8
Meta Platforms, Inc.	2.4
Tesla, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Material Fund Change Strategies [Text Block]

  On November 24, 2025, the Portfolio updated its principal investment strategies and diversification policy to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s underlying index. The Portfolio also added Non-Diversification Risk as a principal risk of the Portfolio.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017824
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $20,906	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,920	$10,265	$11,196
12/2017	$12,279	$10,628	$13,640
12/2018	$11,595	$10,630	$13,042
12/2019	$13,956	$11,556	$17,149
12/2020	$15,319	$12,424	$20,304
12/2021	$17,497	$12,232	$26,132
12/2022	$15,811	$10,641	$21,399
12/2023	$17,456	$11,229	$27,025
12/2024	$18,814	$11,369	$33,786
12/2025	$20,906	$12,199	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class A	11.11%	6.42%	7.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 581,087,407
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 3,213,504
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017825
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,388	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,892	$10,265	$11,196
12/2017	$12,218	$10,628	$13,640
12/2018	$11,508	$10,630	$13,042
12/2019	$13,817	$11,556	$17,149
12/2020	$15,128	$12,424	$20,304
12/2021	$17,236	$12,232	$26,132
12/2022	$15,535	$10,641	$21,399
12/2023	$17,109	$11,229	$27,025
12/2024	$18,396	$11,369	$33,786
12/2025	$20,388	$12,199	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class B	10.83%	6.15%	7.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 581,087,407
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 3,213,504
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017826
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $20,593	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,903	$10,265	$11,196
12/2017	$12,242	$10,628	$13,640
12/2018	$11,543	$10,630	$13,042
12/2019	$13,873	$11,556	$17,149
12/2020	$15,204	$12,424	$20,304
12/2021	$17,340	$12,232	$26,132
12/2022	$15,645	$10,641	$21,399
12/2023	$17,247	$11,229	$27,025
12/2024	$18,562	$11,369	$33,786
12/2025	$20,593	$12,199	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class E	10.94%	6.26%	7.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 581,087,407
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 3,213,504
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030927
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class F
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the blended benchmarks, the Standard & Poor’s 500 Stock Index ("S&P 500 Index") and the Bloomberg U.S. Aggregate Bond Index ("Bloomberg Index"), respectively. Within the equity portion of the Portfolio, sector and security selection detracted from returns relative to the S&P 500 Index. Within the fixed income portion of the Portfolio, sector and issue selection had a positive impact on performance relative to the Bloomberg Index.

Top Contributors:

  Within the equity portion of the Portfolio, stock selection within the Financials sector contributed to relative returns. An underweight position and stock selection within the Consumer Discretionary sector also contributed to relative performance.

  Individual equity holdings: not owning Apple and overweight positions in Goldman Sachs and Johnson Controls.

  Within the fixed income portion of the Portfolio, security selection within the Asset-Backed Securities sector lifted relative results. The Portfolio’s underweight allocation to the U.S. Treasury sector and overweight exposure to the Developed Corporate Bonds sector bolstered relative performance.

Top Detractors:

  Within the equity portion of the Portfolio, a combination of stock selection and an underweight position in both the Information Technology and Communication Services sectors detracted from relative returns. Stock selection and an overweight position in the Consumer Staples sector further weakened relative performance.

  Individual equity holdings: underweighting Alphabet, not owning Nvidia and overweight Fiserv.

  Within the fixed income portion of the Portfolio, issue selection in Agency Mortgages weakened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class F $20,490	Bloomberg U.S. Aggregate Bond Index $12,199	S&P 500 Index $39,827
12/2015	$10,000	$10,000	$10,000
12/2016	$10,897	$10,265	$11,196
12/2017	$12,230	$10,628	$13,640
12/2018	$11,525	$10,630	$13,042
12/2019	$13,845	$11,556	$17,149
12/2020	$15,166	$12,424	$20,304
12/2021	$17,288	$12,232	$26,132
12/2022	$15,590	$10,641	$21,399
12/2023	$17,178	$11,229	$27,025
12/2024	$18,478	$11,369	$33,786
12/2025	$20,490	$12,199	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class F	10.89%	6.20%	7.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500 Index	17.88%	14.42%	14.82%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 581,087,407
Holdings Count | Holding	830
Advisory Fees Paid, Amount	$ 3,213,504
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$581,087,407
# of Portfolio Investments	830
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$3,213,504

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Becton Dickinson & Co.	2.2
Johnson & Johnson	1.9
Medtronic PLC	1.9
Bank of America Corp.	1.9
Pfizer, Inc.	1.7
Omnicom Group, Inc.	1.6
Microsoft Corp.	1.6
Kenvue, Inc.	1.5
Cigna Group	1.4

Top 10 Countries

Value	Value
South Korea	0.4
Australia	0.4
Ireland	0.5
Japan	0.6
Germany	0.8
Netherlands	0.8
Canada	1.4
United Kingdom	2.0
Cayman Islands	3.1
United States	87.9

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	1.0
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.7
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	9.0
Agency Sponsored Mortgage-Backed Securities	10.0
Corporate Bonds & Notes	12.8
Common Stocks	58.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Bonds	4.7
U.S. Treasury Notes	4.4
Federal National Mortgage Association	4.3
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corp.	2.4
LoanCore Issuer Ltd.	0.8
OCP CLO Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.5
JPMorgan Chase & Co.	0.5
Anglo American Capital PLC	0.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017790
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,585	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,439	$11,274	$11,734
12/2017	$13,498	$13,656	$13,337
12/2018	$12,141	$12,940	$12,235
12/2019	$15,800	$16,954	$15,482
12/2020	$16,425	$20,495	$15,915
12/2021	$20,621	$25,754	$19,919
12/2022	$19,388	$20,808	$18,418
12/2023	$20,968	$26,209	$20,529
12/2024	$23,466	$32,448	$23,478
12/2025	$26,585	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class A	13.29%	10.11%	10.27%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,608,311,450
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,574,354
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017791
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,915	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,410	$11,274	$11,734
12/2017	$13,415	$13,656	$13,337
12/2018	$12,042	$12,940	$12,235
12/2019	$15,635	$16,954	$15,482
12/2020	$16,207	$20,495	$15,915
12/2021	$20,307	$25,754	$19,919
12/2022	$19,044	$20,808	$18,418
12/2023	$20,540	$26,209	$20,529
12/2024	$22,934	$32,448	$23,478
12/2025	$25,915	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class B	13.00%	9.84%	9.99%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,608,311,450
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,574,354
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000124380
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class D $26,311	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,423	$11,274	$11,734
12/2017	$13,458	$13,656	$13,337
12/2018	$12,103	$12,940	$12,235
12/2019	$15,729	$16,954	$15,482
12/2020	$16,335	$20,495	$15,915
12/2021	$20,488	$25,754	$19,919
12/2022	$19,254	$20,808	$18,418
12/2023	$20,795	$26,209	$20,529
12/2024	$23,247	$32,448	$23,478
12/2025	$26,311	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class D	13.18%	10.00%	10.16%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,608,311,450
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,574,354
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017792
Shareholder Report [Line Items]
Fund Name	MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2025, the Portfolio underperformed the Russell 1000® Value Index. U.S. equity markets, represented by the S&P 500 Index finished up nearly 18%, marking the third consecutive year of 15%+ gains, something last seen in the late 1990s. Performance remained unusually concentrated, with aritificial intelligence-linked mega caps contributing a disproportionate share of the index returns. Within the market, high beta, more speculative stocks substantially outperformed, while higher quality and value factors lagged, creating a challenging backdrop for disciplined, value-focused, quality-oriented portfolios. Investors were paid for owning the most volatile, market-sensitive stocks, while more defensive and fundamentally resilient businesses underperformed. Notably, for the third straight year, growth once again outperformed value, though the gap was smaller than in previous years. 2025 was a year that didn’t proceed in a straight line. The major themes driving markets throughout the year were the artificial intelligence investment boom, U.S. Federal Reserve policy shifts, evolving trade/tariff policies and geopolitical uncertainty. Considerable progress was made in trade talks between the U.S. and many major trading partners, with a fragile truce between the U.S. and China extended through late 2026. U.S. tariffs remained high on goods from countries such as India and Brazil.

Top Contributors:

  Security selection within the Health Care sector contributed to relative returns.

  Both stock selection and an underweight to the Real Estate sector aided relative results.

  Individual holdings: Not owning poor-performing UnitedHealth Group, holding KLA, and an overweight position in McKesson contributed to relative returns.

Top Detractors:

  A combination of security selection and, to a lesser extent, an underweight to the Information Technology sector detracted from relative returns.

  Underweighting the Communication Services sector further weakened relative results.

  Stock selection within both the Utilities and Consumer Staples sectors also hurt relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $26,178	Russell 3000 Index $38,012	Russell 1000 Value Index $27,213
12/2015	$10,000	$10,000	$10,000
12/2016	$11,420	$11,274	$11,734
12/2017	$13,453	$13,656	$13,337
12/2018	$12,080	$12,940	$12,235
12/2019	$15,705	$16,954	$15,482
12/2020	$16,293	$20,495	$15,915
12/2021	$20,432	$25,754	$19,919
12/2022	$19,186	$20,808	$18,418
12/2023	$20,716	$26,209	$20,529
12/2024	$23,143	$32,448	$23,478
12/2025	$26,178	$38,012	$27,213

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class E	13.11%	9.95%	10.10%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,608,311,450
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,574,354
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,608,311,450
# of Portfolio Investments	90
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$14,574,354

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.3
Real Estate	2.1
Consumer Discretionary	3.4
Consumer Staples	4.9
Energy	5.8
Information Technology	8.5
Utilities	8.7
Health Care	14.8
Industrials	17.7
Financials	31.9

Top Countries

Value	Value
Canada	0.3
United Kingdom	1.4
Netherlands	1.5
United States	95.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.8
Progressive Corp.	3.4
McKesson Corp.	3.0
Cigna Group	2.9
RTX Corp.	2.7
Johnson & Johnson	2.6
Boeing Co.	2.5
Morgan Stanley	2.4
American Express Co.	2.3
Analog Devices, Inc.	2.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017867
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.81%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025.  The small-cap market was highly speculative throughout 2025 and a handful of themes, including several related to artificial intellegence ("AI"), drove index returns. Most of the stocks in these areas are companies that we view as low-quality—unprofitable names with low returns on equity—that do not fit our investment criteria.  In this environment characterized by rampant speculation, our high-quality focused Portfolio underperformed due to negative stock selection.

Top Contributors:

  RBC Bearings manufactures engineered precision bearings and critical systems for a variety of markets. The stock outperformed on strong results from all segments, supported by long-term demand drivers in aerospace and defense.

  Advanced Energy sells power conversion products into a variety of end markets, including semiconductor, data center and networking.  The stock performed well due to very strong revenue and earnings results.

Top Detractors:

  Within Industrials, the Portfolio's lack of speculative AI-linked Electrical Equipment and next generation Aerospace & Defense firms detracted from relative performance.

  Within Technology, the Portfolio's Software and Semiconductor stocks underperformed, as the benchmark's AI, quantum computing, and cryptocurrency related companies outperformed.

  SPS Commerce sells supply chain software that helps connect suppliers to their retail partners. Its solutions are very sticky and the company has a long track record of healthy organic growth.  The stock underperformed in anticipation of decelerating organic growth.   While this has led to multiple compression for the stock, we believe that the long-term fundamentals of the business are still intact.

  Vertex is a leading provider of software to help companies manage indirect taxes. Demand for the company’s solutions are driven by global taxation complexity and the need for companies to stay compliant.  The stock underperformed after reporting results that were modestly below consensus expectations after significantly outperforming in 2024.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,943	Russell 3000 Index $38,012	Russell 2000 Index $25,047	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,868	$11,274	$12,131	$13,174
12/2017	$13,738	$13,656	$13,908	$14,207
12/2018	$12,817	$12,940	$12,376	$12,379
12/2019	$16,621	$16,954	$15,535	$15,151
12/2020	$20,793	$20,495	$18,636	$15,853
12/2021	$24,622	$25,754	$21,397	$20,335
12/2022	$19,907	$20,808	$17,024	$17,390
12/2023	$22,998	$26,209	$19,906	$19,937
12/2024	$25,090	$32,448	$22,203	$21,543
12/2025	$23,943	$38,012	$25,047	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class A	(4.57%)	2.86%	9.12%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 785,347,280
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 6,245,111
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$785,347,280
# of Portfolio Investments	107
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$6,245,111

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.2
Real Estate	2.5
Materials	3.3
Utilities	5.1
Energy	5.2
Health Care	6.4
Consumer Discretionary	7.5
Information Technology	15.4
Financials	18.1
Industrials	33.1

Top Countries

Value	Value
Italy	0.6
Canada	3.0
United States	95.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
White Mountains Insurance Group Ltd.	1.8
Kirby Corp.	1.7
RBC Bearings, Inc.	1.7
Prosperity Bancshares, Inc.	1.6
Community Financial System, Inc.	1.6
Littelfuse, Inc.	1.6
Nexstar Media Group, Inc.	1.5
UMB Financial Corp.	1.5
MKS, Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017868
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$103	1.06%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025.  The small-cap market was highly speculative throughout 2025 and a handful of themes, including several related to artificial intellegence ("AI"), drove index returns. Most of the stocks in these areas are companies that we view as low-quality—unprofitable names with low returns on equity—that do not fit our investment criteria.  In this environment characterized by rampant speculation, our high-quality focused Portfolio underperformed due to negative stock selection.

Top Contributors:

  RBC Bearings manufactures engineered precision bearings and critical systems for a variety of markets. The stock outperformed on strong results from all segments, supported by long-term demand drivers in aerospace and defense.

  Advanced Energy sells power conversion products into a variety of end markets, including semiconductor, data center and networking.  The stock performed well due to very strong revenue and earnings results.

Top Detractors:

  Within Industrials, the Portfolio's lack of speculative AI-linked Electrical Equipment and next generation Aerospace & Defense firms detracted from relative performance.

  Within Technology, the Portfolio's Software and Semiconductor stocks underperformed, as the benchmark's AI, quantum computing, and cryptocurrency related companies outperformed.

  SPS Commerce sells supply chain software that helps connect suppliers to their retail partners. Its solutions are very sticky and the company has a long track record of healthy organic growth.  The stock underperformed in anticipation of decelerating organic growth.   While this has led to multiple compression for the stock, we believe that the long-term fundamentals of the business are still intact.

  Vertex is a leading provider of software to help companies manage indirect taxes. Demand for the company’s solutions are driven by global taxation complexity and the need for companies to stay compliant.  The stock underperformed after reporting results that were modestly below consensus expectations after significantly outperforming in 2024.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,363	Russell 3000 Index $38,012	Russell 2000 Index $25,047	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,839	$11,274	$12,131	$13,174
12/2017	$13,673	$13,656	$13,908	$14,207
12/2018	$12,718	$12,940	$12,376	$12,379
12/2019	$16,458	$16,954	$15,535	$15,151
12/2020	$20,533	$20,495	$18,636	$15,853
12/2021	$24,252	$25,754	$21,397	$20,335
12/2022	$19,566	$20,808	$17,024	$17,390
12/2023	$22,540	$26,209	$19,906	$19,937
12/2024	$24,527	$32,448	$22,203	$21,543
12/2025	$23,363	$38,012	$25,047	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class B	(4.74%)	2.62%	8.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 785,347,280
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 6,245,111
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$785,347,280
# of Portfolio Investments	107
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$6,245,111

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.2
Real Estate	2.5
Materials	3.3
Utilities	5.1
Energy	5.2
Health Care	6.4
Consumer Discretionary	7.5
Information Technology	15.4
Financials	18.1
Industrials	33.1

Top Countries

Value	Value
Italy	0.6
Canada	3.0
United States	95.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
White Mountains Insurance Group Ltd.	1.8
Kirby Corp.	1.7
RBC Bearings, Inc.	1.7
Prosperity Bancshares, Inc.	1.6
Community Financial System, Inc.	1.6
Littelfuse, Inc.	1.6
Nexstar Media Group, Inc.	1.5
UMB Financial Corp.	1.5
MKS, Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017869
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$94	0.96%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 2000 Index over the 12-month period ending December 31, 2025.  The small-cap market was highly speculative throughout 2025 and a handful of themes, including several related to artificial intellegence ("AI"), drove index returns. Most of the stocks in these areas are companies that we view as low-quality—unprofitable names with low returns on equity—that do not fit our investment criteria.  In this environment characterized by rampant speculation, our high-quality focused Portfolio underperformed due to negative stock selection.

Top Contributors:

  RBC Bearings manufactures engineered precision bearings and critical systems for a variety of markets. The stock outperformed on strong results from all segments, supported by long-term demand drivers in aerospace and defense.

  Advanced Energy sells power conversion products into a variety of end markets, including semiconductor, data center and networking.  The stock performed well due to very strong revenue and earnings results.

Top Detractors:

  Within Industrials, the Portfolio's lack of speculative AI-linked Electrical Equipment and next generation Aerospace & Defense firms detracted from relative performance.

  Within Technology, the Portfolio's Software and Semiconductor stocks underperformed, as the benchmark's AI, quantum computing, and cryptocurrency related companies outperformed.

  SPS Commerce sells supply chain software that helps connect suppliers to their retail partners. Its solutions are very sticky and the company has a long track record of healthy organic growth.  The stock underperformed in anticipation of decelerating organic growth.   While this has led to multiple compression for the stock, we believe that the long-term fundamentals of the business are still intact.

  Vertex is a leading provider of software to help companies manage indirect taxes. Demand for the company’s solutions are driven by global taxation complexity and the need for companies to stay compliant.  The stock underperformed after reporting results that were modestly below consensus expectations after significantly outperforming in 2024.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $23,604	Russell 3000 Index $38,012	Russell 2000 Index $25,047	Russell 2000 Value Index $24,256
12/2015	$10,000	$10,000	$10,000	$10,000
12/2016	$11,854	$11,274	$12,131	$13,174
12/2017	$13,705	$13,656	$13,908	$14,207
12/2018	$12,761	$12,940	$12,376	$12,379
12/2019	$16,524	$16,954	$15,535	$15,151
12/2020	$20,649	$20,495	$18,636	$15,853
12/2021	$24,408	$25,754	$21,397	$20,335
12/2022	$19,707	$20,808	$17,024	$17,390
12/2023	$22,731	$26,209	$19,906	$19,937
12/2024	$24,754	$32,448	$22,203	$21,543
12/2025	$23,604	$38,012	$25,047	$24,256

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class E	(4.64%)	2.71%	8.97%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Russell 2000 Value Index	12.59%	8.88%	9.27%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 785,347,280
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 6,245,111
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$785,347,280
# of Portfolio Investments	107
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$6,245,111

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.2
Real Estate	2.5
Materials	3.3
Utilities	5.1
Energy	5.2
Health Care	6.4
Consumer Discretionary	7.5
Information Technology	15.4
Financials	18.1
Industrials	33.1

Top Countries

Value	Value
Italy	0.6
Canada	3.0
United States	95.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
White Mountains Insurance Group Ltd.	1.8
Kirby Corp.	1.7
RBC Bearings, Inc.	1.7
Prosperity Bancshares, Inc.	1.6
Community Financial System, Inc.	1.6
Littelfuse, Inc.	1.6
Nexstar Media Group, Inc.	1.5
UMB Financial Corp.	1.5
MKS, Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017848
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equities rose during the year, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

Top Contributors:

  The Portfolio's underweight position in the Consumer Staples sector, which generated negative returns for the year, contributed to relative performance versus the benchmark. Within the sector, an underweight allocation to the Consumer Staples Distribution and Retail industry was a notable source of strength.

  Stock selection in the Industrials and Business Services sector also added value. Our position in GE Aerospace assisted relative performance as the company produced impressive earnings and benefited from the post-pandemic aerospace recovery.

Top Detractors:

  Conversely, the Consumer Discretionary sector detracted from relative returns due to negative stock selection, driven by our position in Chipotle Mexican Grill, as shares faced selling pressure after the company reported worse-than-expected quarterly results amid a deteriorating macroeconomic backdrop.

  Security selection in the Information Technology sector also weighed on relative results. The Portfolio's underweight position in Palantir was a drag on performance within the sector, as the company benefited from accelerating revenue growth coupled with modest growth in operating expenses.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $38,349	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,176	$11,274	$10,708
12/2017	$13,621	$13,656	$13,943
12/2018	$13,493	$12,940	$13,732
12/2019	$17,675	$16,954	$18,729
12/2020	$24,206	$20,495	$25,938
12/2021	$29,101	$25,754	$33,096
12/2022	$17,326	$20,808	$23,453
12/2023	$25,436	$26,209	$33,462
12/2024	$33,145	$32,448	$44,623
12/2025	$38,349	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class A	15.70%	9.64%	14.39%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,233,419,796
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,435,833
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,233,419,796
# of Portfolio Investments	95
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,435,833

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.2
Real Estate	0.4
Materials	0.8
Industrials	3.9
Financials	5.8
Health Care	7.4
Consumer Discretionary	13.7
Communication Services	15.1
Information Technology	52.2

Top Countries

Value	Value
Italy	0.1
Thailand	0.2
South Korea	0.3
Singapore	0.4
Canada	0.5
Taiwan	0.7
Brazil	0.9
Netherlands	1.1
United States	95.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.9
Microsoft Corp.	11.5
Apple, Inc.	11.2
Alphabet, Inc.	7.5
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.9
Meta Platforms, Inc.	4.4
Eli Lilly & Co.	3.5
Tesla, Inc.	3.1
Visa, Inc.	2.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017849
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equities rose during the year, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

Top Contributors:

  The Portfolio's underweight position in the Consumer Staples sector, which generated negative returns for the year, contributed to relative performance versus the benchmark. Within the sector, an underweight allocation to the Consumer Staples Distribution and Retail industry was a notable source of strength.

  Stock selection in the Industrials and Business Services sector also added value. Our position in GE Aerospace assisted relative performance as the company produced impressive earnings and benefited from the post-pandemic aerospace recovery.

Top Detractors:

  Conversely, the Consumer Discretionary sector detracted from relative returns due to negative stock selection, driven by our position in Chipotle Mexican Grill, as shares faced selling pressure after the company reported worse-than-expected quarterly results amid a deteriorating macroeconomic backdrop.

  Security selection in the Information Technology sector also weighed on relative results. The Portfolio's underweight position in Palantir was a drag on performance within the sector, as the company benefited from accelerating revenue growth coupled with modest growth in operating expenses.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $37,410	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,153	$11,274	$10,708
12/2017	$13,552	$13,656	$13,943
12/2018	$13,396	$12,940	$13,732
12/2019	$17,493	$16,954	$18,729
12/2020	$23,903	$20,495	$25,938
12/2021	$28,672	$25,754	$33,096
12/2022	$17,012	$20,808	$23,453
12/2023	$24,928	$26,209	$33,462
12/2024	$32,403	$32,448	$44,623
12/2025	$37,410	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class B	15.45%	9.37%	14.10%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,233,419,796
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,435,833
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,233,419,796
# of Portfolio Investments	95
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,435,833

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.2
Real Estate	0.4
Materials	0.8
Industrials	3.9
Financials	5.8
Health Care	7.4
Consumer Discretionary	13.7
Communication Services	15.1
Information Technology	52.2

Top Countries

Value	Value
Italy	0.1
Thailand	0.2
South Korea	0.3
Singapore	0.4
Canada	0.5
Taiwan	0.7
Brazil	0.9
Netherlands	1.1
United States	95.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.9
Microsoft Corp.	11.5
Apple, Inc.	11.2
Alphabet, Inc.	7.5
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.9
Meta Platforms, Inc.	4.4
Eli Lilly & Co.	3.5
Tesla, Inc.	3.1
Visa, Inc.	2.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017850
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the Russell 1000 Growth Index over the 12-month period ending December 31, 2025. U.S. equities rose during the year, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

Top Contributors:

  The Portfolio's underweight position in the Consumer Staples sector, which generated negative returns for the year, contributed to relative performance versus the benchmark. Within the sector, an underweight allocation to the Consumer Staples Distribution and Retail industry was a notable source of strength.

  Stock selection in the Industrials and Business Services sector also added value. Our position in GE Aerospace assisted relative performance as the company produced impressive earnings and benefited from the post-pandemic aerospace recovery.

Top Detractors:

  Conversely, the Consumer Discretionary sector detracted from relative returns due to negative stock selection, driven by our position in Chipotle Mexican Grill, as shares faced selling pressure after the company reported worse-than-expected quarterly results amid a deteriorating macroeconomic backdrop.

  Security selection in the Information Technology sector also weighed on relative results. The Portfolio's underweight position in Palantir was a drag on performance within the sector, as the company benefited from accelerating revenue growth coupled with modest growth in operating expenses.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $37,775	Russell 3000 Index $38,012	Russell 1000 Growth Index $52,906
12/2015	$10,000	$10,000	$10,000
12/2016	$10,161	$11,274	$10,708
12/2017	$13,581	$13,656	$13,943
12/2018	$13,438	$12,940	$13,732
12/2019	$17,563	$16,954	$18,729
12/2020	$24,024	$20,495	$25,938
12/2021	$28,847	$25,754	$33,096
12/2022	$17,142	$20,808	$23,453
12/2023	$25,140	$26,209	$33,462
12/2024	$32,693	$32,448	$44,623
12/2025	$37,775	$38,012	$52,906

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class E	15.54%	9.47%	14.21%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,233,419,796
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,435,833
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,233,419,796
# of Portfolio Investments	95
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,435,833

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.2
Real Estate	0.4
Materials	0.8
Industrials	3.9
Financials	5.8
Health Care	7.4
Consumer Discretionary	13.7
Communication Services	15.1
Information Technology	52.2

Top Countries

Value	Value
Italy	0.1
Thailand	0.2
South Korea	0.3
Singapore	0.4
Canada	0.5
Taiwan	0.7
Brazil	0.9
Netherlands	1.1
United States	95.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.9
Microsoft Corp.	11.5
Apple, Inc.	11.2
Alphabet, Inc.	7.5
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.9
Meta Platforms, Inc.	4.4
Eli Lilly & Co.	3.5
Tesla, Inc.	3.1
Visa, Inc.	2.6

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017851
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $28,099	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,174	$11,274	$11,344
12/2017	$13,731	$13,656	$13,778
12/2018	$12,832	$12,940	$12,533
12/2019	$17,087	$16,954	$16,231
12/2020	$21,246	$20,495	$22,222
12/2021	$23,724	$25,754	$24,781
12/2022	$18,468	$20,808	$18,299
12/2023	$22,451	$26,209	$22,373
12/2024	$25,476	$32,448	$25,135
12/2025	$28,099	$38,012	$28,332

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class A	10.30%	5.75%	10.88%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,098,064,723
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 4,933,652
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017852
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $27,399	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,148	$11,274	$11,344
12/2017	$13,660	$13,656	$13,778
12/2018	$12,734	$12,940	$12,533
12/2019	$16,916	$16,954	$16,231
12/2020	$20,983	$20,495	$22,222
12/2021	$23,366	$25,754	$24,781
12/2022	$18,145	$20,808	$18,299
12/2023	$22,005	$26,209	$22,373
12/2024	$24,909	$32,448	$25,135
12/2025	$27,399	$38,012	$28,332

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class B	10.00%	5.48%	10.60%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,098,064,723
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 4,933,652
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017853
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $27,677	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,155	$11,274	$11,344
12/2017	$13,686	$13,656	$13,778
12/2018	$12,774	$12,940	$12,533
12/2019	$16,976	$16,954	$16,231
12/2020	$21,084	$20,495	$22,222
12/2021	$23,506	$25,754	$24,781
12/2022	$18,268	$20,808	$18,299
12/2023	$22,182	$26,209	$22,373
12/2024	$25,121	$32,448	$25,135
12/2025	$27,677	$38,012	$28,332

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class E	10.17%	5.59%	10.72%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,098,064,723
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 4,933,652
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150813
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the MSCI U.S. Small Cap Growth Index (the "Index") over the 12-month period ending December 31, 2025. Equities advanced as economic growth and corporate earnings remained favorable, U.S. Congress passed tax legislation that is expected to stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

Top Contributors:

  Stock selection in the Financials sector contributed to performance relative to the Index. StoneX Group, a global payments business, and residential loan services provider Mr. Cooper Group, which was acquired by Rocket Companies, were top contributors in the sector.

  Stock choices in Consumer Staples also contributed, though an average sector overweight reduced the benefits. Casey’s General Stores, which was lifted by favorable financial results, and Coca-Cola Consolidated, the largest Coke bottler in the U.S., were notable contributors.

  In addition, stock selection in Health Care was advantageous, as was an average sector overweight. Biopharmaceutical company Insmed, which focuses on treatments for lung diseases, and Avidity Biosciences, which agreed to be acquired by pharmaceutical company Novartis (Switzerland), were notable contributors.

Top Detractors:

  Stock selection in the Materials sector was the most significant detractor from relative performance. An out-of-benchmark position in Knife River, a provider of construction materials, declined. Coeur Mining, which rose with gold and silver prices, was another top detractor, driven by average underweight positioning.

  Stock choices in the Industrials and Business Services sector also detracted. An underweight to Bloom Energy, which makes solid-oxide fuel cells used to generate electricity, and an out-of-benchmark position in Saia, a less-than-load trucking company hindered by freight volume softness and cost pressures, were top detractors.

  In addition, stock selection in the Information Technology sector was disadvantageous. Globant (Argentina), a provider of digital platform and engineering services that we eliminated, and Descartes Systems Group (Canada), a provider of global freight tracking software and services, were notable detractors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $27,203	Russell 3000 Index $38,012	MSCI U.S. Small Cap Growth Index $28,332
12/2015	$10,000	$10,000	$10,000
12/2016	$11,114	$11,274	$11,344
12/2017	$13,610	$13,656	$13,778
12/2018	$12,679	$12,940	$12,533
12/2019	$16,832	$16,954	$16,231
12/2020	$20,872	$20,495	$22,222
12/2021	$23,239	$25,754	$24,781
12/2022	$18,034	$20,808	$18,299
12/2023	$21,865	$26,209	$22,373
12/2024	$24,722	$32,448	$25,135
12/2025	$27,203	$38,012	$28,332

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class G	10.04%	5.44%	10.53%
Russell 3000 Index	17.15%	13.15%	14.29%
MSCI U.S. Small Cap Growth Index	12.72%	4.98%	10.98%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,098,064,723
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 4,933,652
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,098,064,723
# of Portfolio Investments	364
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$4,933,652

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.1
Communication Services	1.5
Consumer Staples	1.7
Materials	3.8
Energy	3.9
Financials	9.2
Consumer Discretionary	9.5
Information Technology	21.7
Industrials	23.0
Health Care	24.4

Top Countries

Value	Value
Denmark	0.2
Germany	0.3
Canada	0.7
Puerto Rico	1.2
United Kingdom	1.3
Thailand	1.7
United States	94.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Fabrinet	1.7
Rambus, Inc.	1.4
InterDigital, Inc.	1.2
Credo Technology Group Holding Ltd.	1.0
Nextpower, Inc.	1.0
SPX Technologies, Inc.	0.9
Ensign Group, Inc.	0.9
Sterling Infrastructure, Inc.	0.9
StoneX Group, Inc.	0.9
Guardant Health, Inc.	0.8

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069951
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the S&P Global Natural Resources Index over the twelve-month period ended December 31, 2025. Overweight positioning and strong security selection in Gold & Precious Metals were the largest contributors to relative performance, while an underweight allocation to Paper & Forest and security selection in Base & Industrial Metals also added value. These gains were partially offset by security selection in Agriculture and overweight positioning in Industrials & Utilities. Overall, 2025 marked a recovery for commodities and resource equities, supported by easing financial conditions, improving global growth expectations and tightening supply. Record gold prices, resilient metals demand tied to electrification and infrastructure investment, and sustained geopolitical uncertainty helped offset periodic concerns around China’s uneven economic recovery.

Top Contributors:

  Overweight positioning in Kinross (Canada) and Barrick (Canada).

  Out of benchmark positions in Pan American Silver (Canada), MP Materials and Alamos Gold (Canada).

Top Detractors:

  Overweight positioning in FMC and Mosaic.

  Zero exposure to Wheaton Precious Metals (Canada).

  Out of benchmark positions in Suzano (Brazil) and Tyson.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,226	Russell 3000 Index $38,012	S&P Global Natural Resources Index $28,614
12/2015	$10,000	$10,000	$10,000
12/2016	$14,426	$11,274	$13,228
12/2017	$14,338	$13,656	$16,226
12/2018	$10,232	$12,940	$14,186
12/2019	$11,519	$16,954	$16,626
12/2020	$14,006	$20,495	$16,740
12/2021	$16,642	$25,754	$20,958
12/2022	$18,013	$20,808	$23,122
12/2023	$17,384	$26,209	$24,064
12/2024	$16,980	$32,448	$22,068
12/2025	$23,226	$38,012	$28,614

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
VanEck Global Natural Resources Portfolio - Class A	36.78%	10.65%	8.79%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P Global Natural Resources Index	29.66%	11.32%	11.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 754,872,046
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,508,044
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$754,872,046
# of Portfolio Investments	91
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,508,044

Holdings [Text Block]

Top Sectors

Value	Value
Information Technology	0.5
Real Estate	1.3
Utilities	2.5
Industrials	3.2
Consumer Staples	6.0
Energy	30.1
Materials	55.0

Top 10 Countries

Value	Value
Luxembourg	1.1
China	1.2
United Kingdom	1.3
Zambia	1.6
Brazil	1.6
Australia	3.2
France	3.9
South Africa	8.0
Canada	25.3
United States	50.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Shell PLC	4.3
Exxon Mobil Corp.	4.1
Barrick Mining Corp.	3.7
Newmont Corp.	3.4
Anglo American PLC	3.1
Agnico Eagle Mines Ltd.	3.1
Kinross Gold Corp.	3.1
Nutrien Ltd.	2.9
Glencore PLC	2.8
JBS NV	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069952
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$121	1.02%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the S&P Global Natural Resources Index over the twelve-month period ended December 31, 2025. Overweight positioning and strong security selection in Gold & Precious Metals were the largest contributors to relative performance, while an underweight allocation to Paper & Forest and security selection in Base & Industrial Metals also added value. These gains were partially offset by security selection in Agriculture and overweight positioning in Industrials & Utilities. Overall, 2025 marked a recovery for commodities and resource equities, supported by easing financial conditions, improving global growth expectations and tightening supply. Record gold prices, resilient metals demand tied to electrification and infrastructure investment, and sustained geopolitical uncertainty helped offset periodic concerns around China’s uneven economic recovery.

Top Contributors:

  Overweight positioning in Kinross (Canada) and Barrick (Canada).

  Out of benchmark positions in Pan American Silver (Canada), MP Materials and Alamos Gold (Canada).

Top Detractors:

  Overweight positioning in FMC and Mosaic.

  Zero exposure to Wheaton Precious Metals (Canada).

  Out of benchmark positions in Suzano (Brazil) and Tyson.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $22,638	Russell 3000 Index $38,012	S&P Global Natural Resources Index $28,614
12/2015	$10,000	$10,000	$10,000
12/2016	$14,374	$11,274	$13,228
12/2017	$14,267	$13,656	$16,226
12/2018	$10,151	$12,940	$14,186
12/2019	$11,405	$16,954	$16,626
12/2020	$13,820	$20,495	$16,740
12/2021	$16,377	$25,754	$20,958
12/2022	$17,684	$20,808	$23,122
12/2023	$17,040	$26,209	$24,064
12/2024	$16,596	$32,448	$22,068
12/2025	$22,638	$38,012	$28,614

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
VanEck Global Natural Resources Portfolio - Class B	36.40%	10.37%	8.51%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P Global Natural Resources Index	29.66%	11.32%	11.09%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 754,872,046
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 5,508,044
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$754,872,046
# of Portfolio Investments	91
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$5,508,044

Holdings [Text Block]

Top Sectors

Value	Value
Information Technology	0.5
Real Estate	1.3
Utilities	2.5
Industrials	3.2
Consumer Staples	6.0
Energy	30.1
Materials	55.0

Top 10 Countries

Value	Value
Luxembourg	1.1
China	1.2
United Kingdom	1.3
Zambia	1.6
Brazil	1.6
Australia	3.2
France	3.9
South Africa	8.0
Canada	25.3
United States	50.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Shell PLC	4.3
Exxon Mobil Corp.	4.1
Barrick Mining Corp.	3.7
Newmont Corp.	3.4
Anglo American PLC	3.1
Agnico Eagle Mines Ltd.	3.1
Kinross Gold Corp.	3.1
Nutrien Ltd.	2.9
Glencore PLC	2.8
JBS NV	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017842
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. U.S. rates moved sharply against a backdrop of heightened market volatility, including the S&P 500 Index posting its worst quarterly performance since 2022, a series of U.S. trade actions—25% tariffs on imports from Mexico and Canada, an additional 10% tariff on Chinese imports, 25% tariffs on steel, aluminum, and autos, and subsequent reciprocal tariffs in early April—and a brief resumption of conflict among the U.S., Iran and Israel. The U.S. Treasury curve shifted throughout the year, with long-end yields rising on concerns over growing deficits and potential inflation reacceleration. Overall, U.S. policy uncertainty weighed heavily on the outlook for the labor market, as well as consumer and business sentiment.

Top Contributors:

  The most significant contributor was the Portfolio's tactical credit exposure, including High-Yield Corporates and Bank Loans, as spreads tightened over the year.

  The Portfolio’s exposure to Structured Products was in aggregate also a positive contributor as spreads generally tightened, driven mainly by Non-Agency Mortgage-Backed Securities ("MBS") and Collateralized Loan Obligations.

  The Portfolio’s Emerging Markets rates positioning contributed, driven by U.S. dollar-denominated Sovereign and Corporate exposures.

  Although the Portfolio’s overall duration was underweight relative to the benchmark, its exposure to shorter-dated maturities, where yields fell most significantly, was overweight and thus yield-curve positioning was beneficial to performance.

Top Detractors:

  The Portfolio’s underweight Agency Residential MBS positioning detracted as spreads tightened over the period.

  The Portfolio’s Non-U.S. Dollar Developed Markets rates positioning detracted, driven by exposure to German Bunds.

  The Portfolio’s underweight Investment-Grade Credit positioning was a detractor as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $14,842	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,855	$10,265
12/2017	$11,749	$10,628
12/2018	$11,302	$10,630
12/2019	$12,940	$11,556
12/2020	$13,835	$12,424
12/2021	$14,224	$12,232
12/2022	$11,855	$10,641
12/2023	$12,974	$11,229
12/2024	$13,607	$11,369
12/2025	$14,842	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class A	9.07%	1.42%	4.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,834,885,701
Holdings Count | Holding	837
Advisory Fees Paid, Amount	$ 10,116,935
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,834,885,701
# of Portfolio Investments	837
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$10,116,935

Holdings [Text Block]

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Convertible Bonds	0.1
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.0
Foreign Government	4.4
Agency Sponsored Mortgage-Backed Securities	6.1
Asset-Backed Securities	10.4
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	49.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Mcclatchy Media Co. LLC	2.0
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.8
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Occidental Petroleum Corp.	1.1
Inter-American Development Bank	1.1
Government National Mortgage Association	0.8
CHS/Community Health Systems, Inc.	0.7
First Quantum Minerals Ltd.	0.7
Federal Home Loan Mortgage Corp.	0.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017843
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. U.S. rates moved sharply against a backdrop of heightened market volatility, including the S&P 500 Index posting its worst quarterly performance since 2022, a series of U.S. trade actions—25% tariffs on imports from Mexico and Canada, an additional 10% tariff on Chinese imports, 25% tariffs on steel, aluminum, and autos, and subsequent reciprocal tariffs in early April—and a brief resumption of conflict among the U.S., Iran and Israel. The U.S. Treasury curve shifted throughout the year, with long-end yields rising on concerns over growing deficits and potential inflation reacceleration. Overall, U.S. policy uncertainty weighed heavily on the outlook for the labor market, as well as consumer and business sentiment.

Top Contributors:

  The most significant contributor was the Portfolio's tactical credit exposure, including High-Yield Corporates and Bank Loans, as spreads tightened over the year.

  The Portfolio’s exposure to Structured Products was in aggregate also a positive contributor as spreads generally tightened, driven mainly by Non-Agency Mortgage-Backed Securities ("MBS") and Collateralized Loan Obligations.

  The Portfolio’s Emerging Markets rates positioning contributed, driven by U.S. dollar-denominated Sovereign and Corporate exposures.

  Although the Portfolio’s overall duration was underweight relative to the benchmark, its exposure to shorter-dated maturities, where yields fell most significantly, was overweight and thus yield-curve positioning was beneficial to performance.

Top Detractors:

  The Portfolio’s underweight Agency Residential MBS positioning detracted as spreads tightened over the period.

  The Portfolio’s Non-U.S. Dollar Developed Markets rates positioning detracted, driven by exposure to German Bunds.

  The Portfolio’s underweight Investment-Grade Credit positioning was a detractor as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,481	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,830	$10,265
12/2017	$11,689	$10,628
12/2018	$11,219	$10,630
12/2019	$12,816	$11,556
12/2020	$13,663	$12,424
12/2021	$14,020	$12,232
12/2022	$11,646	$10,641
12/2023	$12,719	$11,229
12/2024	$13,301	$11,369
12/2025	$14,481	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class B	8.88%	1.17%	3.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,834,885,701
Holdings Count | Holding	837
Advisory Fees Paid, Amount	$ 10,116,935
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,834,885,701
# of Portfolio Investments	837
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$10,116,935

Holdings [Text Block]

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Convertible Bonds	0.1
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.0
Foreign Government	4.4
Agency Sponsored Mortgage-Backed Securities	6.1
Asset-Backed Securities	10.4
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	49.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Mcclatchy Media Co. LLC	2.0
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.8
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Occidental Petroleum Corp.	1.1
Inter-American Development Bank	1.1
Government National Mortgage Association	0.8
CHS/Community Health Systems, Inc.	0.7
First Quantum Minerals Ltd.	0.7
Federal Home Loan Mortgage Corp.	0.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017844
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ending December 31, 2025. U.S. rates moved sharply against a backdrop of heightened market volatility, including the S&P 500 Index posting its worst quarterly performance since 2022, a series of U.S. trade actions—25% tariffs on imports from Mexico and Canada, an additional 10% tariff on Chinese imports, 25% tariffs on steel, aluminum, and autos, and subsequent reciprocal tariffs in early April—and a brief resumption of conflict among the U.S., Iran and Israel. The U.S. Treasury curve shifted throughout the year, with long-end yields rising on concerns over growing deficits and potential inflation reacceleration. Overall, U.S. policy uncertainty weighed heavily on the outlook for the labor market, as well as consumer and business sentiment.

Top Contributors:

  The most significant contributor was the Portfolio's tactical credit exposure, including High-Yield Corporates and Bank Loans, as spreads tightened over the year.

  The Portfolio’s exposure to Structured Products was in aggregate also a positive contributor as spreads generally tightened, driven mainly by Non-Agency Mortgage-Backed Securities ("MBS") and Collateralized Loan Obligations.

  The Portfolio’s Emerging Markets rates positioning contributed, driven by U.S. dollar-denominated Sovereign and Corporate exposures.

  Although the Portfolio’s overall duration was underweight relative to the benchmark, its exposure to shorter-dated maturities, where yields fell most significantly, was overweight and thus yield-curve positioning was beneficial to performance.

Top Detractors:

  The Portfolio’s underweight Agency Residential MBS positioning detracted as spreads tightened over the period.

  The Portfolio’s Non-U.S. Dollar Developed Markets rates positioning detracted, driven by exposure to German Bunds.

  The Portfolio’s underweight Investment-Grade Credit positioning was a detractor as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $14,627	Bloomberg U.S. Aggregate Bond Index $12,199
12/2015	$10,000	$10,000
12/2016	$10,847	$10,265
12/2017	$11,714	$10,628
12/2018	$11,255	$10,630
12/2019	$12,864	$11,556
12/2020	$13,735	$12,424
12/2021	$14,104	$12,232
12/2022	$11,738	$10,641
12/2023	$12,829	$11,229
12/2024	$13,425	$11,369
12/2025	$14,627	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class E	8.95%	1.27%	3.88%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,834,885,701
Holdings Count | Holding	837
Advisory Fees Paid, Amount	$ 10,116,935
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,834,885,701
# of Portfolio Investments	837
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$10,116,935

Holdings [Text Block]

Asset Allocation

Value	Value
Rights	0.0Footnote Reference*
Convertible Bonds	0.1
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.0
Foreign Government	4.4
Agency Sponsored Mortgage-Backed Securities	6.1
Asset-Backed Securities	10.4
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	49.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Mcclatchy Media Co. LLC	2.0
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.8
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Occidental Petroleum Corp.	1.1
Inter-American Development Bank	1.1
Government National Mortgage Association	0.8
CHS/Community Health Systems, Inc.	0.7
First Quantum Minerals Ltd.	0.7
Federal Home Loan Mortgage Corp.	0.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017845
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve. The Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index. The Portfolio’s duration positioning was a key contributor to outperformance, while its yield curve positioning detracted from relative returns. Within fixed-income sectors, exposure to Agency Mortgage-Backed Securities ("MBS") was a significant driver of positive performance, and Agency debentures also contributed favorably to relative results.

Top Contributors:

  The Portfolio’s allocation to Agency MBS was the most significant contributor to performance relative to the Bloomberg U.S. Intermediate Government Bond Index over the 12-month period ending December 31, 2025.

  Duration positioning also contributed positively to excess returns.

  Additionally, the Portfolio’s exposure to emerging market debt provided a further boost to relative performance.

Top Detractors:

  The Portfolio’s yield curve positioning was the only detractor to performance over the year.

  Duration positioning detracted from performance during May and July, as rising yields negatively impacted returns due to the Portfolio’s overweight duration stance relative to the benchmark during those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,978	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Intermediate Government Bond Index $11,902
12/2015	$10,000	$10,000	$10,000
12/2016	$10,128	$10,265	$10,105
12/2017	$10,324	$10,628	$10,220
12/2018	$10,424	$10,630	$10,366
12/2019	$11,053	$11,556	$10,905
12/2020	$11,633	$12,424	$11,530
12/2021	$11,456	$12,232	$11,335
12/2022	$10,424	$10,641	$10,459
12/2023	$10,931	$11,229	$10,909
12/2024	$11,187	$11,369	$11,176
12/2025	$11,978	$12,199	$11,902

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class A	7.07%	0.59%	1.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,237,141,126
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 5,905,533
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,237,141,126
# of Portfolio Investments	812
Portfolio Turnover Rate	185%
Total Advisory Fees Paid	$5,905,533

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.1
Foreign Government	3.4
Non-Agency Mortgage-Backed Securities	4.5
Agency Sponsored Mortgage-Backed Securities	39.8
U.S. Treasury & Government Agencies	55.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.9
Federal National Mortgage Association	14.0
Federal Home Loan Mortgage Corp.	11.8
Resolution Funding Corp. Principal STRIPS	8.3
Government National Mortgage Association	5.9
Federal Home Loan Banks	5.9
Federal Farm Credit Banks Funding Corp.	4.6
Uniform Mortgage-Backed Security, TBA	3.8
Resolution Funding Corp. Interest STRIPS	3.2
Tennessee Valley Authority	2.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017846
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve. The Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index. The Portfolio’s duration positioning was a key contributor to outperformance, while its yield curve positioning detracted from relative returns. Within fixed-income sectors, exposure to Agency Mortgage-Backed Securities ("MBS") was a significant driver of positive performance, and Agency debentures also contributed favorably to relative results.

Top Contributors:

  The Portfolio’s allocation to Agency MBS was the most significant contributor to performance relative to the Bloomberg U.S. Intermediate Government Bond Index over the 12-month period ending December 31, 2025.

  Duration positioning also contributed positively to excess returns.

  Additionally, the Portfolio’s exposure to emerging market debt provided a further boost to relative performance.

Top Detractors:

  The Portfolio’s yield curve positioning was the only detractor to performance over the year.

  Duration positioning detracted from performance during May and July, as rising yields negatively impacted returns due to the Portfolio’s overweight duration stance relative to the benchmark during those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,682	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Intermediate Government Bond Index $11,902
12/2015	$10,000	$10,000	$10,000
12/2016	$10,102	$10,265	$10,105
12/2017	$10,271	$10,628	$10,220
12/2018	$10,343	$10,630	$10,366
12/2019	$10,941	$11,556	$10,905
12/2020	$11,478	$12,424	$11,530
12/2021	$11,275	$12,232	$11,335
12/2022	$10,242	$10,641	$10,459
12/2023	$10,713	$11,229	$10,909
12/2024	$10,937	$11,369	$11,176
12/2025	$11,682	$12,199	$11,902

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class B	6.81%	0.35%	1.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,237,141,126
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 5,905,533
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,237,141,126
# of Portfolio Investments	812
Portfolio Turnover Rate	185%
Total Advisory Fees Paid	$5,905,533

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.1
Foreign Government	3.4
Non-Agency Mortgage-Backed Securities	4.5
Agency Sponsored Mortgage-Backed Securities	39.8
U.S. Treasury & Government Agencies	55.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.9
Federal National Mortgage Association	14.0
Federal Home Loan Mortgage Corp.	11.8
Resolution Funding Corp. Principal STRIPS	8.3
Government National Mortgage Association	5.9
Federal Home Loan Banks	5.9
Federal Farm Credit Banks Funding Corp.	4.6
Uniform Mortgage-Backed Security, TBA	3.8
Resolution Funding Corp. Interest STRIPS	3.2
Tennessee Valley Authority	2.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017847
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2025, inflation concerns driven by tariff announcements prompted the U.S. Federal Reserve (the "Fed") to maintain its policy rate throughout the first half of the year. As labor market conditions weakened, the Fed implemented three rate cuts during the latter half of 2025. These actions led to a decline in bond yields and a pronounced steepening of the U.S. Treasury yield curve. The Portfolio outperformed its benchmark, the Bloomberg U.S. Intermediate Government Bond Index. The Portfolio’s duration positioning was a key contributor to outperformance, while its yield curve positioning detracted from relative returns. Within fixed-income sectors, exposure to Agency Mortgage-Backed Securities ("MBS") was a significant driver of positive performance, and Agency debentures also contributed favorably to relative results.

Top Contributors:

  The Portfolio’s allocation to Agency MBS was the most significant contributor to performance relative to the Bloomberg U.S. Intermediate Government Bond Index over the 12-month period ending December 31, 2025.

  Duration positioning also contributed positively to excess returns.

  Additionally, the Portfolio’s exposure to emerging market debt provided a further boost to relative performance.

Top Detractors:

  The Portfolio’s yield curve positioning was the only detractor to performance over the year.

  Duration positioning detracted from performance during May and July, as rising yields negatively impacted returns due to the Portfolio’s overweight duration stance relative to the benchmark during those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $11,804	Bloomberg U.S. Aggregate Bond Index $12,199	Bloomberg U.S. Intermediate Government Bond Index $11,902
12/2015	$10,000	$10,000	$10,000
12/2016	$10,120	$10,265	$10,105
12/2017	$10,299	$10,628	$10,220
12/2018	$10,382	$10,630	$10,366
12/2019	$10,992	$11,556	$10,905
12/2020	$11,543	$12,424	$11,530
12/2021	$11,358	$12,232	$11,335
12/2022	$10,321	$10,641	$10,459
12/2023	$10,806	$11,229	$10,909
12/2024	$11,042	$11,369	$11,176
12/2025	$11,804	$12,199	$11,902

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class E	6.91%	0.45%	1.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,237,141,126
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 5,905,533
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,237,141,126
# of Portfolio Investments	812
Portfolio Turnover Rate	185%
Total Advisory Fees Paid	$5,905,533

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.1
Foreign Government	3.4
Non-Agency Mortgage-Backed Securities	4.5
Agency Sponsored Mortgage-Backed Securities	39.8
U.S. Treasury & Government Agencies	55.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.9
Federal National Mortgage Association	14.0
Federal Home Loan Mortgage Corp.	11.8
Resolution Funding Corp. Principal STRIPS	8.3
Government National Mortgage Association	5.9
Federal Home Loan Banks	5.9
Federal Farm Credit Banks Funding Corp.	4.6
Uniform Mortgage-Backed Security, TBA	3.8
Resolution Funding Corp. Interest STRIPS	3.2
Tennessee Valley Authority	2.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.

  On November 6, 2025, the parent company of the adviser entered into a merger agreement with affiliates of Aquarian Capital LLC. A new advisory agreement and subadvisory agreement are expected to be the subject of a proxy statement to be filed with the SEC and mailed to shareholders of the Portfolio in 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2025.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT